AOMT II, LLC ABS-15G

Exhibit 99.12

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2024100164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Per AOC guidelines dated XXX; a XXX year housing history is required.	Change status of 'Housing history does not meet guidelines' from Acknowledged by Client to Open Rebuttal.;
;
Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.;
; Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received updated CRSE.  Compensating Factors : Qualifying LTV is XXX; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual - Borrower indicated subject would be XXX home. Compensating Factors : Liquid Reserves XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. Housing history insufficient. Compensating Factors : Qualifying LTV is XXX; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual - Borrower indicated subject would be XXX home. Compensating Factors : Liquid Reserves XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Compensating Factors : Qualifying LTV is XXX; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual - Borrower indicated subject would be XXX home. Compensating Factors : Liquid Reserves XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. Housing history insufficient. Compensating Factors : Qualifying LTV is XXX; XXX in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual - Borrower indicated subject would be XXX home. Compensating Factors : Liquid Reserves XXX months; Credit History - XXX-last XXX months; XXX in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Housing delinquency meets guidelines.; Housing delinquency meets guidelines. ;
Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.;
XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Occupancy Status	The intent and/or status of the borrower's occupancy is not supported in the file.	Change status of 'Occupancy Status' from Active to Revoked.; invalid, this exception was not previously reported.	XXX	Occupancy is supported by documentation provided in the loan file.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
; Recd request from client to complete TRID review on DSCR loan. Loan is missing Initial CD. Therefore cleared no compliance finding exception	The exception 'No Compliance Findings' is cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The subject transaction was approved as a purchase of an investment property under XXX Cash Flow Guidelines. The documentation provided in the loan file indicates the transaction was closed as a purchase of a second home, which is ineligible under the XXX program.	Change status of 'Transmittal Summary is Partial' from Acknowledged by Client to Open Rebuttal.;
Received an LOX with updated copies of the loan application; the XXX of Occupancy; and a copy of the Mortgage being re-recorded showing the property was being used for investment purposes and not a XXX Home as previous documents advised.  Lender advised the original documents were sent to the title company to be reviewed.  Exception cleared - borrower re-signed all documentation and is sufficient. ; Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Per updated CRSE received.  Guidelines show XXX Home is not allowed on DSCR program.  Actual - Borrower indicated subject property would be a XXX Home.  Exception granted.  Compensating Factors : Liquid reserves XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Received updated CRSE. Received updated CRSE - Per AOC matrix dated XXX; a XXX year housing history is required.  Actual - Less than XXX yrs housing history. Compensating Factors : Qualifying LTV is XXX; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual - Borrower indicated subject would be XXX home. Compensating Factors : Liquid Reserves XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Transmittal Summary is Partial' from Cleared to Active.;
Condition was previously cleared incorrectly.  The subject transaction was approved as a purchase of an investment property under XXX Cash Flow Guidelines. The documentation provided in the loan file indicates the transaction was closed as a purchase of a XXX home, which is ineligible under the Investor Cash Flow loan program.; Change status of 'Transmittal Summary is Partial' from Open Rebuttal to Acknowledged by Client.;
Per updated CRSE received.  Guidelines show XXX Home is not allowed on XXX.  Actual - Borrower indicated subject property would be a XXX Home.  Exception granted.  Compensating Factors : Liquid reserves XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Transmittal Summary is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Received updated CRSE - Per AOC matrix dated XXX; a XXX year housing history is required. Actual - Less than XXX yrs housing history. Compensating Factors : Qualifying LTV is XXX; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual - Borrower indicated subject would be XXX home. Compensating Factors : Liquid Reserves XXX months; Credit History - XXX-last XXX months; Borr in current residence XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	The transmittal summary is Present. Received an LOX with updated copies of the loan application; the XXX of Occupancy; and a copy of the Mortgage being re-recorded showing the property was being used for investment purposes and not a XXX as previous documents advised. Lender advised the original documents were sent to the XXX to be reviewed. Exception cleared - borrower re-signed all documentation and is sufficient.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Maximum acreage allowed is XXX. The subject sits on XXX acres.; Received updated CRSE. Appraisal Guidelines violation : Maximum acreage allowed is XXX. Actual acreage is XXX. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX-last XXX months; DTI - XXX% (Housing Ratio) or XXX% (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of $XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Appraisal Guidelines violation : Maximum acreage allowed is XXX. Actual acreage is XXX.XXX. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX-last XXX months; DTI - XXX% (Housing Ratio) or XXX% (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of $XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded Exception {XXX}; Uploaded the document {XXX}	XXX	Appraisal guideline violation: Maximum acreage allowed is XXX. The subject sits on XXX acres.; Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Appraisal Guidelines violation : Maximum acreage allowed is XXX. Actual acreage is XXX. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX-last XXX months; DTI - XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Received updated CRSE. Appraisal Guidelines violation : Maximum acreage allowed is XXX. Actual acreage is XXX. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX-last XXX months; DTI - XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024100165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The zero tolerance violation in the amount of $XXX is due to the addition of Loan Discount Points on the initial CD dated XXX. The revised LE dated XXX which corresponds with the COC issued on XXX is missing from the loan file; Need missing revised LE, PCCD or proof of refund check to the borrower in the amount of $XXX.	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Documentation was provided to compliance for review. ; The zero tolerance violation in the amount of $XXX is due to the addition of Loan Discount Points on the initial CD dated XXX. The revised LE dated XXX which corresponds with the COC issued on XXX is missing from the loan file; Need missing revised LE, PCCD or proof of refund check to the borrower in the amount of $XXX.; Uploaded LE/COC/Attestation Letter {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Documentation was provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024100165	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024100166	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024100166	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024100166	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024100284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100284	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100288	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100288	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100288	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing. The Final CD dated XXX indicates the loan has a prepayment penalty and is as high as $XXX if you pay off the loan during the first XXX years, however the XXX addendum is missing from the note. ; Prepayment Penalty Addendum was provided. Updating loan accordingly - exception cleared.	Uploaded PPP Addendum to Note and XXX to Security Instrument. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Prepayment Penalty Indicator is Missing. The Final CD dated XXX indicates the loan has a prepayment penalty and is as high as XXX if you pay off the loan during the first XXX years, however the PPP addendum is missing from the note. ;
; Prepayment Penalty Indicator is received. Prepayment Penalty Addendum was provided. Updating loan accordingly - exception cleared. ; Prepayment Penalty Addendum was provided. Updating loan accordingly - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Appraisal indicates the property is in a declining market. Guidelines state Properties in a declining market with a Marketing time < XXX months – reduce max LTV XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated CRSE.  Declining market - reduce max LTV by XXX% to XXX% (investment property).  Actual LTV is XXX%.  This is an AOCA guidelines.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Has owned business for XXX years; Reserves of XXX months; Residual Income of $XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Declining market - reduce max LTV by XXX% to XXX% (investment property). Actual LTV is XXX%. This is an AOCA guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Has owned business for XXX years; Reserves of XXX months; Residual Income of $XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a minimum of XXX% expense ratio. Lender is using XXX% expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: CPA stated XXX%, Qualifying Credit Score is XXX, DTI is XXX and XXX, Borrower with employer for XXX+ years, Reserves of XXX Months and residual income of $XXX.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100179	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Appraisal indicates the property is in a declining market. Guidelines state Properties in a declining market with a Marketing time < XXX months – reduce max LTV XXX%.; Received updated CRSE. Declining market - reduce max LTV by XXX% to XXX% (investment property). Actual LTV is XXX%. This is an AOCA guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Has owned business for XXX years; Reserves of XXX months; Residual Income of $XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Declining market - reduce max LTV by XXX% to XXX% (investment property). Actual LTV is XXX%. This is an AOCA guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Has owned business for XXX years; Reserves of XXX months; Residual Income of $XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for LTV exception. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Declining market - reduce max LTV by XXX to XXX (investment property).  Actual LTV is XXX.  This is an AOCA guidelines.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Has owned business for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Underwriting LTV of XXX  is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX;
;
Appraisal indicates the property is in a declining market. Guidelines state Properties in a declining market with a Marketing time &lt; XXXmonths – reduce max LTV XXX; Received updated CRSE. Declining market - reduce max LTV by XXX to XXX (investment property). Actual LTV is XXX. This is an AOCA guidelines. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Has owned business for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100177	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100177	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100177	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100176	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100176	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100176	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100174	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100174	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100174	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file does not contain the CPA letter or other third party confirmation of the borrower's percentage of ownership of the business from which the qualifying income is being derived. ; Received an updated CRSE. CPA letter is missing. Per guides CPA letter is req'd to show borrower's percentage of ownership of the business from which the gualifying income is being derived. Compensating Factors : DTI - XXX% (Housing Ratio) or XXX% (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of $XXX; Borrower with same employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. CPA letter is missing. Per guides CPA letter is req'd to show borrower's percentage of ownership of the business from which the gualifying income is being derived. Compensating Factors : DTI - XXX% (Housing Ratio) or XXX% (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of $XXX; Borrower with same XXX for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. CPA letter is missing. Per guides CPA letter is req'd to show borrower's percentage of ownership of the business from which the gualifying income is being derived. Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; The file does not contain the CPA letter or other third party confirmation of the borrower's percentage of ownership of the business from which the qualifying income is being derived. ; Received an updated CRSE. CPA letter is missing. Per guides CPA letter is req'd to show borrower's percentage of ownership of the business from which the gualifying income is being derived. Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing; UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared.	Sent SSR's {XXX}; Uploaded the document {XXX}	XXX	The SSR indicator is Missing;
; The SSR indicator is Present. UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared. ; UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared.	Sent SSR's; no other valuation is req'd {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared. ; UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100171	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared.	Sent SSR's; no other valuation is req'd {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared. ; UCDP documentation provided. CU Score is XXX; R&W Relief is Not eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100184	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100184	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100184	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100184	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The XXX Secretary of State shows that the borrower's business is not in good standing for failure to file the annual report. The business is "active," but an annual report has not been recorded since the company was registered in XXX.	Change status of 'Borrower Employment Verification does not meet guidelines' from Cleared to Revoked.; invalid not a guideline requirement	XXX	invalid not a guideline requirement; The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, verification of business existence is required within XXX days of closing. The business search was conducted for XXX on XXX. The loan closed on XXX. ; Received an updated SOS search conducted on XXX. Exception cleared.	sos {XXX}; Uploaded the document {XXX}	XXX	Per guidelines, verification of business existence is required within XXX days of closing. The business search was conducted for XXX, on XXX. The loan closed on XXX ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated SOS search conducted on XXX. Exception cleared. ; Received an updated SOS search conducted on XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The transmittal summary shows a significantly higher "all other monthly payments" amount of $XXX per month. Documentation to support this higher amount is required. Our calculation includes the liabilities from the initial credit report and XXX additional REO properties (XXX per month).	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Received LOX regarding the private mortgage for the XXX with an updated 1003 (showing all payments) and an updated 1008. Re-reviewing the documentation provided to confirm - updating loan accordingly.	XXX	The transmittal summary is Present. Received LOX regarding the private mortgage for the XXX with an updated 1003 (showing all payments) and an updated 1008. Re-reviewing the documentation provided to confirm - updating loan accordingly. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Income is being calculated using P&L for the XXX company the borrower owns. This company (XXX) is not listed under the current employment section. Please provide an updated loan application with the correct business name. ; Received an updated loan application - showing the borrower's correct business being used as the income. Exception cleared.	1003 {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial. Income is being calculated using P&L for the XXX XXX company the borrower owns. This company (XXX) is not listed under the current employment section. Please provide an updated loan application with the correct business name. ; Final Loan Application is Present. Received an updated loan application - showing the borrower's correct business being used as the income. Exception cleared. ; Received an updated loan application - showing the borrower's correct business being used as the income. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100289	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100190	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100190	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100190	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Flood Insurance Policy is Partial	The flood insurance policy is Partial. Flood policy in the file does not show the Policy Number. Lender to provide a full policy that includes the Policy Number accordingly. ; Received full copy of the flood insurance policy; including the policy number. Exception cleared.	Uploaded flood dec page to include the policy #. {XXX}; Uploaded the document {XXX}	XXX	The XXX is Partial. XXX in the file does not show the XXX Number. Lender to provide a XXX that includes the XXX Number accordingly. . XXX in the file does not show the XXX Number. Lender to provide a XXX that includes the XXX Number accordingly. ;
; The XXX is Present. Received full copy of the XXX; including the XXX number. Exception cleared. ; Received full copy of the XXX; including the XXX number. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements.
Change status of 'XXX' from Active to Cured Post Close.;
XXX with established XXX and met appraisal requirements. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
XXX with established XXX and met appraisal requirements.	XXX	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100199	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100199	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100199	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100180	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100180	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100180	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100191	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100191	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100191	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100173	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100173	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100173	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100194	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100194	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100194	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Credit Report is only showing XXX FICO score. Guidelines require at least XXX FICO scores.; Please provide an updated credit report showing at least XXX FICO scores.; received acceptable updated credit report with satisfactory credit scores. Exception resolved.	Uploaded the credit report used for qualifying - the AOMS report was used for this file. (has XXX XXX {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial. Credit Report is only showing XXX FICO score. Guidelines require at least XXX FICO scores.. Credit Report is only showing XXX FICO score. Guidelines require at least XXX FICO scores.;
;
Please provide an updated credit report showing at least XXX FICO scores.; Borrower liabilities verified indicator is Present; received acceptable updated credit report with satisfactory credit scores. Exception resolved.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX) , XXX )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; XXX loan with established XXX and met appraisal requirements.	Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100201	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100196	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100196	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100196	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The lender used $XXX for the HOA fee, however the actual HOA fee per the appraisal is $XXX. ; Guidelines require that the DSCR for a property with a XXX be at least XXX. The Credit Risk Summary and Exception Approval indicates that the monthly rent was determined by a lease, however there is not a lease for the subject property in the file. The appraiser determined that the property was rented for $XXX per month, not the $XXX per month market rent. Therefore, the DSCR is below the gudeline required minimum.; Received an updated 1008, 1003 and CRSE correcting the HOA dues on the subject property. The DSCR amount is lower than the guidelines require. Updated CRSE shows Corrected HOA dues for subject in PITIA - caused DSCR to >XXX. Compensating Factors : Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
Received an updated 1008, 1003 and CRSE correcting the HOA dues on the subject property. The DSCR amount is lower than the guidelines require. Updated CRSE shows Corrected HOA dues for subject in PITIA - caused DSCR to &gt;XXX. Compensating Factors : Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The lender used $XXX/month for the HOA fee vs the actual HOA fee per the appraisal is $XXX/month. ; Uploaded 1008, 1003, and CRSE after updating the correct HOA dues amount. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'DSCR is less than guideline minimum' from Material to Non-Material.; Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
Received an updated 1008, 1003 and CRSE correcting the HOA dues on the subject property.  The DSCR amount is lower than the guidelines require.  Updated CRSE shows Corrected HOA dues for subject in PITIA - caused DSCR to &gt;XXX.  Compensating Factors : Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The lender used XXX for the HOA fee, however the actual HOA fee per the appraisal is XXX.  The lender used XXX for the HOA fee, however the actual HOA fee per the appraisal is XXX ;
;
Guidelines require that the DSCR for a property with a XXX borrower be at least XXX. The Credit Risk Summary and Exception Approval indicates that the monthly rent was determined by a lease, however there is not a lease for the subject property in the file. The appraiser determined that the property was rented for XXX per month, not the XXX per month market rent. Therefore, the DSCR is below the gudeline required minimum.; Received an updated 1008, 1003 and CRSE correcting the HOA dues on the subject property. The DSCR amount is lower than the guidelines require. Updated CRSE shows Corrected HOA dues for subject in PITIA - caused DSCR to &gt;XXX. Compensating Factors : Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The lender used $XXX for the HOA fee, however the actual HOA fee per the appraisal is $XXX. ; Guidelines require that the DSCR for a property with a XXX be at least XXX. The Credit	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100168	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; TILA XXX Cure required: Cure of $XXX required for increase in title charges exceeding the aggregate plus XXX%. The title charges increased by $XXX above the aggregate. Cure of $XXX provided at consummation insufficient. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Open Rebuttal to Active.;
All LE's and CD's were received and provided to compliance for review.  ;
;
COC provided indicates "change in settlement charges" but does not have additional information provided to indicate the reason for the increase/addition of the additional fees and the fees in section C are paid to a provider on the service provider list therefore must be included in the XXX% tolerance. Additional fees added or increased include:;
$XXX Title - XXX Fee;
$XXX Title Notary Fee; There were some missing LEs and CDs with COC from package to you. I have uploaded all. Can you plea {XXX}; TILA XXX Cure required: Cure of $XXX required for increase in title charges exceeding the aggregate plus XXX%. The title charges increased by $XXX above the aggregate. Cure of $XXX provided at consummation insufficient. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.; Uploaded the document {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Open Rebuttal to Active.;
All LE's and CD's were received and provided to compliance for review.  ;
;
COC provided indicates "change in settlement charges" but does not have additional information provided to indicate the reason for the increase/addition of the additional fees and the fees in section C are paid to a provider on the service provider list therefore must be included in the XXX tolerance. Additional fees added or increased include:;
XXX Title - Courier Fee;
XXX Title Notary Fee; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX established, appraisal requirement met	Change status of 'XXX' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'XXX' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a third party verification of existence of business within XXX days of close. The file contains verification of the existence of the business however is not dated within XXX days of close. Please provide a verification of existence of business within XXX days of close or later. ; Received acceptable verification of the existence of business that meets guides.	sos {XXX}; Uploaded the document {XXX}	XXX	Exception Resolved. ; Guidelines require a third arty verification of existence of business within XXX days of close. The file contains verification of the existence of the business however is not dated within XXX days of close. Please provide a verification of existence of business within XXX days of close por later. ; Received acceptable verification of the existence of business that meets guides.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal dated XXX is greater than XXX days from Note date of XXX.; Guidelines require the property appraisal to be no more than XXX days old at the time of execution of the final closing documents. Please provide an update to the appraisal or cite an exception and grant an approval; Received an updated CRSE. Guidelines state Appraisal expires XXX days. Actual loan closed on XXX day of appraisal report. AVM supports value, appraisal was over the max by XXX days at time of close, was still good at time of final approval. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing)//XXX% (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Appraisal date is greater than XXX days from Origination date.' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines state Appraisal expires XXX days. Actual loan closed on XXX day of appraisal report. AVM supports value, appraisal was over the max by XXX days at time of close, was still good at time of final approval. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing)//XXX% (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Appraisal dated XXX is greater than XXX days from Note date of XXX;
;
Guidelines require the property appraisal to be no more than XXX days old at the time of execution of the final closing documents.  Please provide an update to the appraisal or cite an exception and grant an approval; Change severity of 'Appraisal date is greater than XXX days from Origination date.' from Material to Non-Material.; Change status of 'Appraisal date is greater than XXX days from Origination date.' from Open Rebuttal to Acknowledged by Client.;
																	Received an updated CRSE. Guidelines state Appraisal expires XXX days. Actual loan closed on XXX day of appraisal report. AVM supports value, appraisal was over the max by XXX days at time of close, was still good at time of final approval. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing)//XXX (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Received an updated CRSE. Guidelines state Appraisal expires XXX days. Actual loan closed on XXX day of appraisal report. AVM supports value, appraisal was over the max by XXX days at time of close, was still good at time of final approval. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing)//XXX (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100206	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100206	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100206	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100153	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100153	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100153	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The zero tolerance violation in the total amount of $XXX is due to an increase in loan Discount Points ($XXX) and Transfer Taxes ($XXX) from the XXX to XXX. The revised XXX issued on XXX is missing from the loan file. Please provide the missing revised XXX, or PCCD, lox and proof of refund check to the borrower in the amount of $XXX. .	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Copies of LE's provided to compliance for review. ; The XXX tolerance violation in the total amount of $XXX is due to an increase in loan Discount Points ($XXX) and Transfer Taxes ($XXX) from the LE to CD. The revised LE issued on XXX is missing from the loan file. Please provide the missing revised LE, or PCCD, lox and proof of refund check to the borrower in the amount of $$XXX. .; upld XXXLE {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Copies of LE's provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Guidelines require no collections in last XXX months. Collection reported XXX.; Borrower has unresolved derogatory credit. Guidelines require no collections in last XXX months. Collection reported XXX. The origination credit report reflects a collection with Credence Resource Mana reported XXX for $XXX and XXX reported XXX for $XXX.	Change status of 'Unresolved derogatory credit' from Active to Acknowledged by Client.;
The CRSE in the file cites this exception to the guideline and approval is granted. Compensating factors include: DTI is XXX% housing and XXX% Total, Borrower with employer for XXX years, Reserves of XXX months, Residual income of $XXX and Qualifying LTV isXXX.	XXX	Borrower has no unresolved XXX credit.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require no collections in last XXX months. Collection reported XXX.; Incorrect exception category was cited. Minimum Tradeline requirement was met.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: DTI is XXX% housing and XXX% Total, Borrower with employer for XXX years, Reserves of XXX months, Residual income of $XXX and Qualifying LTV is XXX.	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines. ; Incorrect exception category was cited. Minimum Tradeline requirement was met.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial; DSCR loan approvals are not to include the borrower's income or employment. A revised 1008, Credit Risk Summary and 1003 eliminating that borrower information are required to cure the issue.; Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared.	Uploaded 1008 and CRSE with income removed. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial;
;
DSCR loan approvals are not to include the borrower's income or employment. A revised 1008, Credit Risk Summary and 1003 eliminating that borrower information are required to cure the issue.; The transmittal summary is Present. Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared. ; Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; DSCR loan approvals are not to include the borrower's income or employment. A revised 1008 and 1003 eliminating that borrower information are required to cure the issue.; Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared.	Uploaded 1003 with employment and income removed. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
DSCR loan approvals are not to include the borrower's income or employment. A revised 1008 and 1003 eliminating that borrower information are required to cure the issue.; Final Loan Application is Present. Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared. ; Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100209	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Acknowledged by Client.;
The State of XXX enacted a statute effective XXX that does not allow the insurance company to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount, Loan amount $XXX, coverage $XXX. Appraiser calculated cost to rebuild as $XXX which is covered by Hazard insurance amount of $XXX.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100209	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100209	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100211	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Collections are not permitted within XXX months from closing. Collection is present within the last XXX months (XXX).	Change status of 'Unresolved derogatory credit' from Active to Open Rebuttal.;
Per CRSE - Collections are not permitted within XXX months from closing.  Collection is present within the last XXX months (XXX). Borrower has paid Child Support Collection within the past XXX months. Low LTV, low DTI ratios, XXX months in reserves. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Borr with employer for XXX+ years; Reserves of XXX Months; Residual Income of $XXX; Qualifying LTV isXXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Unresolved derogatory credit' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Collections are not permitted within XXX months from closing. Collection is present within the last XXX months (XXX). Borrower has paid Child Support Collection within the past XXX months. Low LTV, low DTI ratios, XXX months in reserves. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Borr with employer for XXX+ years; Reserves of XXX Months; Residual Income of $XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The subject PITIA is higher than calculated. Per the appraisal, HOA fees are $XXX per month. Lender to provide an updated 1008 with the corrected HOA fees or documentation to support the higher HOA payment of $XXX per month. ; Received an updated 1008 and CRSE correcting the HOA payment on the subject property. Exception cleared.	Uploaded 1008 and CRSE with HOA dues updated for subject property. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. The subject PITIA is higher than calculated. Per the appraisal, HOA fees are XXX per month. Lender to provide an updated 1008 with the corrected HOA fees or documentation to support the higher HOA payment of XXX per month. . The subject PITIA is higher than calculated. Per the appraisal, HOA fees are XXX per month. Lender to provide an updated 1008 with the corrected HOA fees or documentation to support the higher HOA payment of XXX per month. ;
; The transmittal summary is Present. Received an updated 1008 and CRSE correcting the HOA payment on the subject property. Exception cleared. ; Received an updated 1008 and CRSE correcting the HOA payment on the subject property. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV ofXXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial. The Mortgage is dated XXX and dated XXX. Please update the Mortgage with the correct dates.	Change status of 'Security Instrument Indicator is Partial' from Active to Open Rebuttal.;
 Received corrected Note dated XXX, XXX which the borrower resigned  and was notarized  XXX. An attestation was also provided to confirm.  ; Change status of 'Security Instrument Indicator is Partial' from Open Rebuttal to Active.;
															Received new Note dated XXX, but signatures on the documents are XXX. The CD indicateds funds were disbursed on XXX. The note is not accurate, exception remains.	XXX	The security instrument indicator is Present. Exception resolved	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Note is dated XXX but signatures on the docs are XXX. The Broker and the Loan Originator have the same XXX ID. The Broker is incorrect. Please correct the date and the NMLS discrepancy on the note.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
Received corrected Note dated XXX which the borrower resigned  and was notarized XXX. An attestation was also provided to confirm.  ; Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
															Received corrected Note dated XXX which the borrower resigned and was notarized XXX. An attestation was also provided to confirm.	XXX	Note document indicator is Present. Exception resolved.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXXallowable per guidelines. ; Please provide a guideline exception for the XXX violation.; Received an updated CRSE. Guidelines show Max XXX% seller contributions; Actual - XXX% seller contributions. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines show Max XXX% seller contributions; Actual - XXX% seller contributions. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines show Max XXX seller contributions; Actual - XXX seller contributions.  Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ;
;
																	Please provide a guideline exception for the XXX.; Received an updated CRSE. Guidelines show Max XXX seller contributions; Actual - XXX seller contributions. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'XXX' from Cured Post Close to Cleared.; HPML compliant.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The SSR indicator is Missing; UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	Uploaded SSRs. {XXX}; Uploaded the document {XXX}	XXX	The SSR indicator is Missing;
; The SSR indicator is Present. UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared. ; UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	Uploaded SSRs. CU is XXX and XXX eligible. {XXX}	XXX	Third Party Valuation Documentation was provided. UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared. ; UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The current CRSE only has 1 borrower listed. An updated CRSE is required to include the coborrower. In addition, the 1008 Housing Payment information is incorrect. Subject property is a Refinance and we only have 2 additional mortgages to include (Borrower's Primary & Co-Borrower's Primary). Please update the calculations accordingly. ; Received an updated 1008 showing the co-borrower and updated P&I payment to match both borrower's. Exception cleared.	Uploaded 1008. Corrected XXX primary housing pmt to $XXX. And XXX name, XXX, etc is located on {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. The current CRSE only has XXX borrower listed. An updated CRSE is required to include the coborrower. In addition, the 1008 Housing Payment information is incorrect. Subject property is a Refinance and we only have XXX additional mortgages to include (Borrower's Primary & Co-Borrower's Primary). Please update the calculations accordingly. . The current CRSE only has XXX borrower listed. An updated CRSE is required to include the coborrower. In addition, the 1008 Housing Payment information is incorrect. Subject property is a Refinance and we only have XXX additional mortgages to include (Borrower's Primary & Co-Borrower's Primary). Please update the calculations accordingly. ;
; The transmittal summary is Present. Received an updated 1008 showing the co-borrower and updated P&I payment to match XXX borrower's. Exception cleared. ; Received an updated 1008 showing the co-borrower and updated P&I payment to match both borrower's. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. A credit report dated XXX in the file. The initial application date is dated XXX and the credit scores do not match the FICO scores on the 1008/CRSE. Lender to provide an updated credit report with FICO scores which coincides with the scores outlined on the CRSE/1008 documents. ; Received updated credit reports that lender advised were used to qualify the borrower. Updating loan accordingly - exception cleared.	Uploaded XXX credit report used for qualifying. {XXX}; Uploaded the document {XXX}	XXX	Borrower credit report indicator is Partial. A credit report dated XXX in the file. The initial application date is dated XXX and the credit scores do not match the FICO scores on the 1008/CRSE. Lender to provide an updated credit report with FICO scores which coincides with the scores outlined on the CRSE/1008 documents. . A credit report dated XXX in the file. The initial application date is dated XXX and the credit scores do not match the FICO scores on the 1008/CRSE. Lender to provide an updated credit report with FICO scores which coincides with the scores outlined on the CRSE/1008 documents. ;
; Borrower credit report indicator is Present Received updated credit reports that lender advised were used to qualify the borrower. Updating loan accordingly - exception cleared. ; Received updated credit reports that lender advised were used to qualify the borrower. Updating loan accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate. Lender to provide. ; Copy of Master Policy provided. Updating loan accordingly. Exception cleared.	Uploaded hazard insurance. Please see the section above the mortgagee that shows the subject address {XXX}; Uploaded the document {XXX}	XXX	Missing copy of hazard insurance certificate. Lender to provide. ; Received copy of hazard insurance certificate. Copy of XXX provided. Updating loan accordingly. Exception cleared. ; Copy of XXX provided. Updating loan accordingly. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	CoBorrower Credit Report Indicator is Partial	CoBorrower credit report indicator is Partial. A credit report dated XXX in the file. The initial application date is dated XXX and the credit scores do not match the FICO scores on the 1008/CRSE. Lender to provide an updated credit report with FICO scores which coincides with the scores outlined on the CRSE/1008 documents. ; Received updated credit reports that lender advised were used to qualify the borrower. Updating loan accordingly - exception cleared.	Uploaded XXX credit report used for qualifying. {XXX}; Uploaded the document {XXX}	XXX	CoBorrower credit report indicator is Partial. A credit report dated XXX in the file. The initial application date is dated XXX and the credit scores do not match the FICO scores on the 1008/CRSE. Lender to provide an updated credit report with FICO scores which coincides with the scores outlined on the CRSE/1008 documents. ;
; CoBorrower credit report indicator is Present. Received updated credit reports that lender advised were used to qualify the borrower. Updating loan accordingly - exception cleared. ; Received updated credit reports that lender advised were used to qualify the borrower. Updating loan accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100290	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require Mortgage pay history XXX. Borrower has XXX day late pays for the current primary mortgage. Please issue a guideline exception for the Housing history violation.; Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Payment decreasing by XXX; Residual Inome of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Housing history does not meet guidelines' from Acknowledged by Client to Open Rebuttal.;
Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Payment decreasing by XXX; Residual Inome of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Payment decreasing by XXX; Residual Inome of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Payment decreasing by XXX; Residual Inome of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; upld crse {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Change status of 'Housing history does not meet guidelines' from Acknowledged by Client to Open Rebuttal.;
Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Residual Inome of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Residual Inome of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Residual Inome of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Housing history does not meet guidelines. Guidelines require Mortgage pay history XXX. Borrower has XXX day late pays for the current primary mortgage. Please issue a guideline exception for the Housing history violation.; Received an updated CRSE - Guidelines show Mortgage pay history XXX; Actual - XXX late. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Residual Inome of XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100290	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100290	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100290	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Lenders Negative cash flow does not match the total payment on the final CD. Please revise the 1008 to match the final closing documents.; Received an updated 1008 showing the corrected negative cash flow amount. Exception cleared.	upld corrected 1008 {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Lenders XXX does not match the total payment on the final CD. Please revise the 1008 to match the final closing documents.. Lenders XXX does not match the total payment on the final CD. Please revise the 1008 to match the final closing documents.;
; The transmittal summary is Present. Received an updated 1008 showing the corrected XXX amount. Exception cleared. ; Received an updated 1008 showing the corrected XXX amount. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Credit Regulations Mortgage Loan DTI Provided Test	This loan failed the DTI provided test. ( XXX )
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter XXX (XXX) or Chapter XXX (XXX).

See MD Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.	This loan passed the XXX provided test. ( XXX, XXX, XXX, XXX, XXX )
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on XXX (XXX) or XXX (XXX).

																	See XXX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA 130b Cure Required:
Refund in the amount of $XXX
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR Valid COC.
The XXX tolernac exception is due to the 2nd Appraisal being added on the Initial CD dated XXX and no COC was found in the file explaining the reason for the added fee.
														Please provide a Valid COC or Cure Package.	upld coc {XXX}; Uploaded the document {XXX}	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with estab;lished XXX. Unable to downgrade due to missing Copy of Appraisal to the borrower.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX , XXX )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.	Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. ; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. ; Change status of 'XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	upld appraisal delivery {XXX}; Uploaded the document {XXX}	XXX	Evidence of Appraisal Delivery to the Borrower Not Provided.; Evidence of Appraisal Delivery to the Borrower Provided.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing			The homeownership disclosure is recieved.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	B	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted.  Compensating factors include: DTI is XXX Housing and XXX Total.; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
CRSE in the file cites this exception and approval is granted.  Compensating factors include: DTI is XXX Housing and XXX Total.;
The exception is currently marked as Non-Material.;
The exception status is currently Acknowledged by Client.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted.  Compensating factors include: DTI is XXX Housing and XXX Total.;
The exception is currently marked as Non-Material.;
															The exception status is currently Acknowledged by Client.	XXX	CRSE in the file cites this exception and approval is granted.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100220	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100175	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100175	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100175	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100200	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100200	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100200	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100225	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial: The Lenders 1008 Negative Cash Flow does not match the Final CD total monthly payment. Please provide documentation showing there is a lease in place to reduce the negative cash flow, or an updated 1008 with the full payment amount from the CD listed as negative cash flow.; Updated 1008 was received showing the full negative cash flow on the subject property. Exception cleared.	Sent updated 1008 {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial: The Lenders 1008 XXX does not match the Final CD total monthly payment. Please provide documentation showing there is a lease in place to reduce the XXX, or an updated 1008 with the full payment amount from the CD listed as XXX.: The Lenders 1008 XXX does not match the Final CD total monthly payment. Please provide documentation showing there is a lease in place to reduce the XXX, or an updated 1008 with the full payment amount from the CD listed as XXX.;
; The transmittal summary is Present. Updated 1008 was received showing the full XXX on the subject property. Exception cleared. ; Updated 1008 was received showing the full XXX on the subject property. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100178	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100178	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100178	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'XXX' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Borrower has XXX NSF. Guidelines require approval for more than XXX NSF.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Reserves of XXX Months, Credit history XXX and Lender is using a conservative income calculation. Using higher expense ratio than CPA reported ratio.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100219	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100219	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100219	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100228	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	Change status of 'No Property Findings' from Cleared to Revoked.; ..	XXX	The exception 'No Property Findings' is cleared.; The exception 'No Property Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100233	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100233	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100233	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100232	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100188	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100188	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100188	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100197	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100197	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100197	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100235	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100235	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Documentation required to clear exception. The initial CD issued on XXX is missing which made the COC issued XXX XXX for Discount Points and Lender Credits invalid. ; Initial CD provided to compliance for review.	Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
Initial CD provided to compliance for review. ; XXX initial cd upld {XXX}; Documentation required to clear exception. The initial CD issued on XXX is missing which made the COC issued XXX for Discount Points and Lender Credits invalid. ; Initial CD provided to compliance for review. ; Uploaded the document {XXX}	XXX	Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
Initial CD provided to compliance for review. ; This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Initial CD provided to compliance for review.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of v or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of v or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of v or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Documentation required to clear exception. The initial CD issued on XXX is missing from the loan file.	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of v or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Documentation required to clear exception. The initial CD issued on XXX is missing which made the COC issued XXX for Discount Points and Lender Credits invalid.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of v or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, a verification of existence of business is required within XXX days from closing. The most recent business search was conducted on XXX; loan closed on XXX. Lender to provide an updated business serach that includes a date stamp. ; Received an updated business search conducted on XXX. Exception cleared.	Sent Updated Business Search {XXX}; Uploaded the document {XXX}	XXX	Per guidelines, a verification of existence of business is required within XXX days from closing. The most recent business search was conducted on XXX; loan closed on XXX. Lender to provide an updated business serach that includes a date stamp. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated business search conducted on XXX. Exception cleared. ; Received an updated business search conducted on XXX. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100247	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100247	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100247	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100216	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100216	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100216	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML Loan with established XXX and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A;	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing. The Prepayment Penalty Addendum is attached to the Note and Mortgage acordingly; but the final CD shows the Prepayment Penalty Max Amount is $XXX. An updated Final CD is required - including the max prepay penalty amount. ; PCCD with the prepayment penalty amount and letter to borrower with confirmation of delivery was provided. Updating loan accordingly. Exception cleared.	Uploaded PCCD showing the max PPP, letter to borrower, XXX label, and proof the XXX was delivere {XXX}; Uploaded the document {XXX}	XXX	Prepayment Penalty Indicator is received. PCCD with the prepayment penalty amount and letter to borrower with confirmation of delivery was provided. Updating loan accordingly. Exception cleared. ; PCCD with the prepayment penalty amount and letter to borrower with confirmation of delivery was provided. Updating loan accordingly. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100255	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100293	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100293	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100293	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100224	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100224	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100224	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The borrower's REO properties have lease agreements in the file. The full lease amount is being calculated showing a higher REO Net Income. Per the guidelines - multiply the gross rent by XXX% and subtract PITIA to arrive at the rental income/loss. This calculation results in a positive rental amount of $XXX per month. An updated 1008/CRSE/loan application is required showing the corrected REO Calculation.
.. The borrower's REO properties have lease agreements in the file. The full lease amount is being calculated showing a higher REO Net Income. Per the guidelines - multiply the gross rent by XXX% and subtract PITIA to arrive at the rental income/loss. This calculation results in a positive rental amount of $XXX per month. An updated 1008/CRSE/loan application is required showing the corrected REO Calculation.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Received an LOX with copy of additional lease agreements. Both REO properties have XXX units with XXX leases. Based on the combined the agreements and the rental income matches correctly. Exception cleared.	XXX	The transmittal summary is Present. Received an LOX with copy of additional lease agreements. XXX REO properties have XXX units with XXX leases. Based on the combined the agreements and the rental income matches correctly. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The borrower's REO properties have lease agreements in the file. The full lease amount is being calculated showing a higher REO Net Income. Per the guidelines - multiply the gross rent by XXX% and subtract PITIA to arrive at the rental income/loss. This calculation results in a positive rental amount of $XXX per month. An updated 1008/CRSE/loan application is required showing the corrected REO Calculation.
.. The borrower's REO properties have lease agreements in the file. The full lease amount is being calculated showing a higher REO Net Income. Per the guidelines - multiply the gross rent by XXX% and subtract PITIA to arrive at the rental income/loss. This calculation results in a positive rental amount of $XXX per month. An updated 1008/CRSE/loan application is required showing the corrected REO Calculation.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received an LOX with copy of additional lease agreements. Both REO properties have XXX units with XXX leases. Based on the combined the agreements and the rental income matches correctly. Exception cleared.	XXX	Final Loan Application is Present. Received an LOX with copy of additional lease agreements. Both REO properties have XXX units with XXX leases. Based on the combined the agreements and the rental income matches correctly. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The borrower's REO properties have lease agreements in the file. The full lease amount is being calculated showing a higher REO Net Income. Per the guidelines - multiply the gross rent by XXX% and subtract PITIA to arrive at the rental income/loss. This calculation results in a positive rental amount of $XXX per month. An updated 1008/CRSE/loan application is required showing the corrected REO Calculation.
; Received an LOX with copy of additional lease agreements. Both REO properties have XXX units with XXX leases. Based on the combined the agreements and the rental income matches correctly. Exception cleared.	I have uploaded an LOX to detail that the UW is already using XXX% of the lease amounts. There are XXX {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial. The borrower's REO properties have lease agreements in the file. The full lease amount is being calculated showing a higher REO Net Income. Per the guidelines - multiply the gross rent by XXX and subtract PITIA to arrive at the rental income/loss. This calculation results in a positive rental amount of XXX per month. An updated 1008/CRSE/loan application is required showing the corrected REO Calculation. ;
..  The borrower's REO properties have lease agreements in the file.  The full lease amount is being calculated showing a higher REO Net Income.  Per the guidelines - multiply the gross rent by XXX and subtract PITIA to arrive at the rental income/loss.  This calculation results in a positive rental amount of XXX per month.  An updated 1008/CRSE/loan application is required showing the corrected REO Calculation.  ;
;
; Borrower liabilities verified indicator is Present; Received an LOX with copy of additional lease agreements. Both REO properties have XXX units with XXX leases. Based on the combined the agreements and the rental income matches correctly. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100237	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100237	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100237	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024100150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Appraisal date is greater than XXX days from Origination date.	Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Open Rebuttal.; XXX - Updated Appraisal is needed. Page XXX of the appraisal shows Effective Date of Appraisal is XXX (typo?). Provide updated appraisal to resolve issue. ; XXX - Received updated appraisal showing effective date of XXX. Exception cleared. ; Appraisal dated XXX, effective date; expired; per GLs. XXX Appraisal Age;
															Appraisals for existing, proposed, and new construction loans will be valid for XXX-days from the appraisal’s effective date. A recertification of value is acceptable XXX-days thru XXX-days. After XXX-days, the appraisal is expired and a new appraisal will be required. Lender to provide XXX to recertify value. Page XXX and page XXX show date XXX.	XXX	Appraisal date is within XXX days of Note date.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial- final 1003 page 126 does not include departing primary, XXX; no status, ie, sold, investment or other. XXX on XXX page 242 with no pmt and no identification to what REO; lender to provide REO list with mortgage identification for further review.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XXX - Received updated documentation resolving the issues with the REO properties. Exception cleared.	XXX	Borrower liabilities verified indicator is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	CPA letter page 498 not dated; Lender to provide an updated CPA letter; The exception 'Borrower Employment Verification does not meet guidelines' is thrown.
From fields in template:
														B1 Employment Verification Meet Guidelines ---- No	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XXX - Re-reviewed. CPA does not have to dated. Exception cleared.	XXX	CPA does not have to be dated. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU score XXX no LCA collateral not eligible			Third Party Valuation Product Provided. Correction.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; XXX - Received PCCD, PCCD letter, and copy of Refund Check. Updating loan to resolve issues.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	Change status of 'Charges That In Total Cannot Increase More Than XXX % Test' from Active to Open Rebuttal.;
															XXX - Received PCCD, PCCD letter, and copy of Refund Check. Updating loan to resolve issues. ; There was no valid reason in the loan file for the Recording charges to increae on the revised CD issued XXX. The loan failed by $XXX.	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; XXX - Received PCCD, PCCD letter, and copy of Refund Check. Updating loan to resolve issues.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Date Test	This loan failed the reimbursement date test. (12 CFR §1026.19(f)(2)(v))The reimbursement date is more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation.			This loan passed the reimbursement date test. (12 CFR §1026.19(f)(2)(v))The reimbursement date is not more than XXX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; XXX - Housing history does not meet guidelines. Verification of Rent is required.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															XXX - Received copies of cancelled checks for XXX equallying a total of XXX months. Exception cleared. ; XXX - Housing history does not meet guidelines. Verification of Rent is required.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100152	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Lender Acknowledged HPML Diclosure; Escrow account established, and appraisal receipt acknowledged within XXX days.QM loan, N/A.	XXX	XXX established, and appraisal receipt acknowledged within XXX days	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100152	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100152	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of XXX or XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100254	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100254	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%.	Audited Interested Party Contribution of XXX exceeds interested party contribution guideline maximum of XXX.CRSE in the file cites this exception and approval is granted. Compensating factors include: DTI XXX Housing and XXX Total, Borrower with employer for XXX years, Payment shock is XXX, Reserves of XXX Months, Residual Income of XXX, Qualifying LTV is XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A.	HPML with established XXX and met appraisal requirements, therefore, downgraded to grade A.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	A	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100002	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Credit history does not meet guidelines	Guidelines require consumer debt to be XXX in last XXX months. Borrower has XXX and XXX in previous XXX months.	Guidelines show - Payment History (Consumer Debt) - XXX in the last XXX months; Actual - XXX (XXX) and XXX (XXX). Low LTV - Max LTV XXX% allowed. XXX day late included as exception since don't have proof XXX pmt made therefore XXX is within last XXX months. Compensating factors include: DTI XXX Housing and XXX Total, Borrower with employer for XXX+ years, Payment shock is XXX%, Reserves of XXX Months, Residual Income of $XXX, Qualifying LTV is XXX.	XXX	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100271		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100271		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100271		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE in the file cites this exception and approval is granted. Compensating Factors include: Qualifying Credit score of XXX, XXX, and Borrower is a seasoned landlord.			Audited Reserves of XXX are less than Guideline Required Reserves of XXX. CRSE in the file cites this exception and approval is granted. Compensating Factors include: Qualifying Credit score of XXX, XXX, and Borrower is a XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100221	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100221	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100221	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The Fraud Report reveals an alert for potentially undisclosed real estate owned by XXX, located at XXX, that was not cleared.	Document Uploaded.	XXX	All Fraud Report Alerts have been cleared or None Exist; Received an updated loan application and 1008/CRSE which includes the undisclosed property. Cleared. ; Received a SiteX Report for the XXX State XXX property confirming the borrower is owner of the property. Advised the lender, an updated loan application including this property was required; along with an updated 1008/CRSE that includes the tax payment of the property. Exception remains.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report The Fraud Report reveals an alert for potentially undisclosed real estate owned by XXX, located at XXX, that was not cleared.	Potential Fraud Reflected on Fraud Report is Resolved or None Exists; Received an updated loan application and 1008/CRSE which includes the undisclosed property. Cleared.; Received a SiteX Report for the XXX State XXX property confirming the borrower is owner of the property. Advised the lender, an updated loan application including this property was required; along with an updated 1008/CRSE that includes the tax payment of the property. Exception remains.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100264	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100264	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100264	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na- Cert of Business Purpose pg. 166 The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100011	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100011	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100011	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML with established XXX and met appraisal requirements, therefore, downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML with established XXX and met appraisal requirements, therefore, downgraded to grade A.; ;	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100021	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100021	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100021	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na- Investment Purchase The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100015	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100015	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100015	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na- Cert of Business Purpose pg. 245 The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100004	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100004	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100004	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100022		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100022		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100022		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100016		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100016		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100016		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100001	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100001	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	; SSR documentation provided showing CU Score XXX and R&W Relief - Eligible. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100020	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100020	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100020	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing VVOE not dated within XXX days of closing as required by guidelines.	Borrower XXX 3rd Party VOE Prior to Close Was Provided; Received business search dated XXX confirming business remains active.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100020	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines VVOE not dated within XXX days of closing as required by guidelines. Also, missing lender income calculation.	Document Uploaded.	XXX	Income and Employment Meet Guidelines; Document Uploaded. Received a copy of the lender calculated income worksheet. ; Received business search dated XXX confirming business remains active. Still pending copy of the lender's income calculation worksheet.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100017	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX confirmed
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX confirmed
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100017	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX confirmed
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX confirmed
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100017	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX confirmed
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX confirmed
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100157	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100157	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100157	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100157	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing at time of review.	Document Uploaded.	XXX	Third Party Fraud Report is provided; Fraud Report has been provided.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100023	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100023	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100023	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100267		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100267		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100267		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100267		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower 1 Credit Report is Expired (Greater than XXX days from the Closing Date). Gap report verified.	Document Uploaded.	XXX	Borrower XXX Credit Report is not Expired.; Updated credit report dated XXX was provided. Updating loan accordingly - condition cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100234		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Documentation Required:
Missing Initial LE (that was provided within XXX days of application), Initial CD, Any COC's and the written list of service providers disclosure(that was provided within XXX days of application), to complete TRID tolerance testing.
This loan is an investment cash out refi, however no letter of explanation was provided with intent for proceeds, therefore treated as for personal use.	Document Uploaded. ; Document Uploaded. Uploaded Initial LE dated XXX. App date was XXX. Meets XXX day requirement.	XXX	Business purpose cert provided, exception resolved; XXX Cure Required. Refund in the amount of XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC, The credit report increased XXX without a valid COC; XXX Cure Required. Refund in the amount of XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC, The credit report increased XXX without a valid COC; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation Required
Missing initial CD from the file to complete TRID testing
Document Uploaded. See the Business Purpose disclosure just uploaded. ; This is an investment property therefore the XXX day is not required.; Document Uploaded. Uploaded initial CD.	XXX	Business purpose certification provided resolved exception; The file did not contain a business purpose certification or LOE in file explaining the use of funds. Based on missing a business purpose certification, the file is being run as personal use and therefore subject to TRID; The initial CD is dated XXX, which is less than XXX business days prior to the consummation date of XXX; The initial CD is dated XXX, which is less than XXX business days prior to the consummation date of XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided Lender did not include the city property tax in their monthly payment calculation. City tax is listed on page 101 and matches the final CD. Please provide an updated 1008/CRSE with the corrected "Negative Cash Flow" figure.	Document Uploaded. Uploaded XXX (and CRSE) which includes city taxes in PITIA. DTI updated.	XXX	Approval/Underwriting Summary is fully present; Approval/Underwriting Summary is fully present; Received an updated 1008/CRSE correcting the taxes. DTI also updated - cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	XXX Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Initial Application Dated XXX and the homeownership counseling organizations disclosure is dated XXX.
Disclosure was not provided within XXX days of application date.
Document Uploaded. Uploaded initial loan application dated XXX (not XXX).	XXX	Corrected application date; Corrected application date	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. Documentation Required:
Missing Initial LE that was provided within XXX days of application dated XXX in order to complete TRID testing	Document Uploaded. Initial loan app is dated XXX(not XXX). Initial LE is within guidelines dated XXX.	XXX	Corrected application date; Corrected application date	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Documentation Required:
Missing Initial LE (that was provided within XXX days of application), Initial CD, Any COC's and the written list of service providers disclosure(that was provided within XXX days of application), to complete TRID tolerance testing.
This loan is an investment cash out refi, however no letter of explanation was provided with intent for proceeds, therefore treated as for personal use.	Document Uploaded. Uploaded initial LE, initial CD, final CD, and SSPL.	XXX	Corrected application date; Corrected application date	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100029	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	Written List of Service Providers Disclosure Date Test	This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; orLater than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). Initial Application Dated XXX and the written list of service providers disclosure is dated XXX.
Disclosure was not provided within XXX days of application date.
Document Uploaded. Uploaded SSPL.	XXX	Corrected application date; Corrected application date	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100249		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100249		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $XXX.	Uploaded CD for cash out for REO property - closed same day. Cash out to be used for reserves.	XXX	Received final CD for a Cash-Out Refinance on XXX. Sufficient funds - cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100249		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements A cash out refinance Closing Disclosure for property located at XXX,XXX is aged over XXX days and is not valid to be used as reserves.	See CD for concurrent cash out for XXX XXX XXX - for reserves for this transaction.	XXX	Asset Record XXX Meets G/L Requirements; Received final CD for a Cash-Out Refinance on XXX. Sufficient funds - cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100249		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Asset 1 Expired	Asset 1 Expired A cash out refinance Closing Disclosure for property located at XXX is aged over XXX days and is not valid to be used as reserves.	Document Uploaded. XXX did a cash out for XXX concurrently with this transaction. Cashout used for reserves. See uploaded CD.	XXX	Asset XXX Not Expired; Received final CD for a Cash-Out Refinance on XXX. Sufficient funds - cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100256		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100256		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100256		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100024	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100024	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100024	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final loan application did did not include property located at XXX. Copies of Mortgage statement and tax return schedule E - reflect ownership. Lender to provide updated loan application.	Document Uploaded.	XXX	The Final 1003 is Present; Received an updated loan application, letter to borrower about the change, and an updated 1008/CRSE. The change included adding the property at XXX. Exception cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Borrower has stable job time - Borrower has XXX years on job. Comp Factor
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100263		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100263		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100263		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100269	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100269	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100269	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	A	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	TILA 130 required: A Refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Mortgage recording fee $XXX increased on the CD issued XXX without a valid reason. This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded.	XXX	Cure package provided; Exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	D	B	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Award Letter Missing	Borrower 1 Award Letter Missing The Borrower qualified using Social Security and the File does not contain any evidence of Social Security Payments awarded or received.	Document Uploaded.	XXX	Borrower XXX Award Letter Provided; Received updated 1003/1008/CRSE/BS Income Calculation Worksheet/CPA Letter. Social Security income was removed. Updated bank statement income to utilize XXX expense ratio. Verified information - income corrected.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The file does not contain a Social Security Awards letter. The file is missing evidence of tax and HOA Payments for REO's Located at XXX, XXX, and XXX. Additionally; the file is missing evidence if Insurance for the REO's at XXX and XXX.
Document Uploaded.	XXX	Income and Employment Meet Guidelines; Received updated 1003/1008/CRSE/BS Income Calculation Worksheet/CPA Letter. Social Security income was removed. Updated bank statement income to utilize XXX expense ratio. Verified information - income corrected.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	C	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100032	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Flood Certificate Missing	Missing Flood Certificate The file is missing the Flood Cert.	Document Uploaded.	XXX	Flood Certificate is fully present; Flood Cert provided.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	D	A	D	A	A	A	D	B	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100013		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100013		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100013		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.;	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100012	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100012	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100012	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100276		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100276		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100276		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100003		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100003		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100003		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	Lender provided credit report with a credit score disclosure. Cleared. ; Lender provided credit report with a credit score disclosure. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100028	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing Lender Income Calculation Worksheet	Lender Income Calculation worksheet - missing at time of review.	Document Uploaded.	XXX	; Received copy of lender income calculation worksheet.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100026		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100026		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100026		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100018	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100018	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100018	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100034	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100037		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100037		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100037		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100297		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100297		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100297		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date Per XXX, the appraiser's license was effective XXX. He previously held a XXX credential that expired XXX	Document Uploaded.	XXX	Document Uploaded. Received LOX email advising the Since his XXX has an expiration date of XXX, It is safe to say that he was licensed from XXX.per the XXX the appraiser has to have XXX hours of continuing education every XXX years. Cleared. ; Received copy of XXX Appraiser search confirming the appraiser is active through XXX; but does not show the effective date being prior to or on the date of the appraisal - XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100295	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100295	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100295	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The document provided is not sufficient to confirm the borrower received the appraisal at least XXX days prior to consummation. The document only confirms the borrower understands they have a right to receive the appraisal	Appraisal delivery provided; HPML compliant, exception downgraded to a XXX;	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100295	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. The document provided is not sufficient to confirm the borrower received the appraisal at least XXX days prior to consummation. The document only confirms the borrower understands they have a right to receive the appraisal	Document Uploaded.	XXX	Appraisal delivery provided; Exception graded a XXX and resolved;	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100226		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100226		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100226		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100039		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100039		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100031		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100031		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100031		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100014		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100014		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100014		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Property	Property or house size is outside of guidelines	Guideline show Minimum XXX sq ft for a XXX. Actual subject is XXX sq ft. Exception granted to allow an SFR with XXX sq ft. The comps provided are similar size and support the value and marketability of a smaller home in this area. Comparable rentals are similar in size. Compensating Factors : Verified Reserves are XXX; Qualifying LTV is XXX.			Guideline show Minimum XXX for a XXX. Actual subject is XXX. Exception granted to allow an XXX with XXX. The comps provided are similar size and support the value and XXX of a XXX in this area. Comparable rentals are similar in size. Compensating Factors : Verified Reserves are XXX; Qualifying LTV is XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100030		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100030		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Lender is requiring verification of housing. Borrower is qualifying XXX, but LOX states rent is paid in cash. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI is XXX% housing, Residual income of $XXX, Credit history XXX, Qualifying LTV is XXX%			Housing History Does Not Meet Guideline Requirements Lender is requiring verification of housing. Borrower is qualifying XXX, but LOX states rent is paid in cash. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI is XXX housing, Residual income of XXX, Credit history XXX, Qualifying LTV is XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100035		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100035		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100035		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	; Desk review provided.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100043	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100043	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100043	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The XXX awards letter is not current it is dated XXX. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score of XXX (Housing Ratio) or XXX(total), Verified Reserves are XXX, Residual income $XXX, Qualifying LTV is XXX.	Income and Employment Do Not Meet Guidelines The Pension awards letter is not current it is dated XXX. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score of XXX, XXX (Housing Ratio) or XXX (total), Verified Reserves are XXX, Residual income XXX, Qualifying LTV is XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100158		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100158		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100158		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	TRID na The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100025		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Com pFactor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	aspencer completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Com pFactor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Exception granted regarding short required assets of XXX months. Assets in file XXX. Approved XXX with comp factors of score XXX, ownership of business XXX+ years, residual income and LTV XXX%.	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Exception granted regarding short required assets of XXX months. Assets in file XXX. Approved XXX with comp factors of score XXX, ownership of business XXX years, residual income and LTV XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Com pFactor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100036		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Business Bank Statements Missing	Borrower 1 Business Bank Statements Missing The XXX bank statement for account #XXX is missing from the file. We are unable to calculate the correct income without the statement. Please provide the XXX Bank statement for review.	Document Uploaded. Uploaded XXX XXX bank statement.	XXX	Borrower XXX Business Bank Statements Provided; Borrower XXX Business Bank Statements Provided; Received copy of the missing XXX bank statement. Verified the information to confirm the amount matches lender's calculation. Updating income.	XXX	Borrower has stable job time - Borrower has XXX years on job. per LOE in file from XXX preparer, Borrower has been self employed for XXX years and owns XXX of the company.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100036		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	Borrower has stable job time - Borrower has XXX years on job. per LOE in file from XXX preparer, Borrower has been self employed for XXX years and owns XXX of the company.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100036		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to cure: Please provide Initial CD issued XXX for testing. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded. Uploaded initial CD.	XXX	Initial CD dated XXX provided; Exception resolved; Initial CD dated XXX provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. per LOE in file from XXX preparer, Borrower has been self employed for XXX years and owns XXX of the company.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100036		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX Cure required: Cure of $XXX required for addition of Title - Lien search fee of $XXX and e-recording service fee of $XXX. The loan file is missing the Written List of Providers. Please remit for testing.	Document Uploaded. Uploaded the List of Providers.	XXX	XXX provided; Exception resolved; XXX provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. per LOE in file from XXX preparer, Borrower has been self employed for XXX years and owns XXX of the company.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100065	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100065	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100065	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Initial XXX Disclosure	Initial XXX Account Disclosure is Missing from the loan file.	XXX disclosure provided; Exception resolved; XXX Disclosure is Resolved; Document Uploaded. Lender provided the XXX - attached.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100065	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100167	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The appraisal report indicates that the "Total Estimate of Cost-New" for the subject is $XXX. At XXX% of this value, the minimum required hazard insurance coverage is $XXX. The hazard insurance declaration page provided reflects guaranteed replacement coverage up to the dwelling coverage of $XXX which does not meet the required insurance coverage per the guidelines.	Document Uploaded. This property is located in XXX. They have a state law that prohibits agents from providing their Cost to Rebuild Calculation therefore they provide their Checklist of Coverage which has been sufficient in lieu of the RCE. I uploaded the Checklist of Coverage.	XXX	Hazard Insurance coverage meets guideline requirement; Received copy of checklist of coverage showing the loan is replacement cost up to that amount which is equivalent to the replacement cost estimator.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100167	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100167	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100019		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The XXX to the Mortgage reflects that if the borrower makes a full or partial prepayment on the loan within the first XXX months that exceeds XXX% of the original principal loan amount, they will be charged a prepayment charge of XXX (XXX) days interest. This does not appear in line with the Closing Disclosure as the amount reflected appears to be more in line with a XXX (XXX) day interest charge. Please clarify the Prepayment Penalty and provide a corrected Mortgage in the event the Mortgage provided was completed in error.	We corrected the Closing Disclosure so that the max prepayment penalty will match the XXX. I uploaded an email to borrower explaining the update and the PCCD. This has been uploaded to the other finding.	XXX	The Deed of Trust is Present and Complete; The Deed of Trust is Present and Complete; Received corrected final CD with a letter to the borrower.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100019		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Note is Incomplete	The Note is Incomplete The XXX to the Note reflects that if the borrower makes a full or partial prepayment on the loan within the first XXX months that exceeds XXX% of the original principal loan amount, they will be charged a prepayment charge of XXX (XXX) days interest. This does not appear in line with the Closing Disclosure as the amount reflected appears to be more in line with a XXX (XXX) day interest charge. Please clarify the Prepayment Penalty and provide a corrected Note in the event the Note provided was completed in error.	Document Uploaded. We corrected the Closing Disclosure so that the max prepayment penalty will match the XXX Rider. I uploaded an email to borrower explaining the update and the PCCD.	XXX	The Note is Present; Received corrected final CD with a letter to the borrower.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100019		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.			Qualifying DSCR meets Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100019		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100019		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100041		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Document Uploaded.	XXX	Informational Purposes;	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100041		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The coverage amount is misstated, and does not show an amount sufficient to satisfy the guideline requirements			XXX is fully present	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100041		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required	Document Uploaded.	XXX	Hazard Insurance coverage meets guideline requirement	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100057		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100057		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100057		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Lender qualified borrower using initial bank statement XXX from checking account #XXX showing funds in the amount of $XXX. XXX the EMD of $XXX was deducted from this account leaving a balance of $XXX as found in file. Lender did not adjust the qualifying assets with the lower figure. Therefore causing a reserve shortage.	I uploaded the required docs to the other Asset finding. This has been resolved. I uploaded a 1008 and CRSE for the reserve exception. Please clear this finding as well. It's a duplicate.	XXX	CRSE in trailing docs	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100057		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. XXX dated XXX showing a balance of $XXX in checking account #XXX. EMD of $XXX was deducted from account on XXX from XXX from account #XXX leaving a balance of $XXX. Audit used this figure for Assets and Reserves causing a reserve shortage. Lender used initial figure, and did not use final bank statement figure in qualification.	Document Uploaded. Uploaded CRSE for XXX months reserve exception. 1008 uploaded too with correction to reserves.	XXX	Received updated 1008 and CRSE. CRSE states - Reserve requirements per guidelines is XXX months. Actual - XXX months reserves. Adjusted XXX balance after XXX paid - resulted in reserve issue. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX; Qualifying LTV is XXX; Received updated 1008 and CRSE. CRSE states - Reserve requirements per guidelines is XXX months. Actual - XXX months reserves. Adjusted XXX after XXX paid - resulted in reserve issue. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX; Qualifying LTV is XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100059		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Purposes	XXX	Borrower has stable job time - Borrower has XXX years on job. Per LOE in file from XXX preparer, borrower's business XXX, XXX was established in XXX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. Compensating factor.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX within tolerance. Compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Purposes	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX with no subsequent Property Inspection A review of XXX reflects that the county in which the subject property is located (XXX) had a major XXX number XXX declared on XXX and is allowing Individual Assistance. Accordingly, a post closing Property XXX Inspection is required to verify the subject property did not incur any damage.	Document Uploaded. Uploaded disaster inspection - no damage.	XXX	Received XXX inspection report showing no damage. Cleared.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The final 1003 indicates the borrower owns XXX (XXX) properties in which are mortgaged and are to be retained after closing. The 1003 also indicates that all XXX (XXX) properties are mortgaged. The credit report dated XXX shows XXX of said mortgages with a last reporting date of XXX on one of the mortgages (with only XXX months combined months reviewed on the credit report) and XXX on the other mortgage. The updated credit report dated XXX shows the date of last activity on one as of XXX and the other as XXX. Accordingly, the full payment history for both mortgages is not verified up to the date of closing/disbursement of XXX. The third mortgage in question on property XXX is not documented at all in the provided documentation. Lastly, the file does not contain mortgage statements, hazard insurance declaration pages or proof of taxes for the Underwriter to determine if the payments reflected on credit/final 1003 includes taxes/insurance/association fees.	Document Uploaded. Uploaded all XXX mortgage statements to show all include escrows. See letter from borr stating No HOA dues for any property. Uploaded XXX mos of mtg stmts for XXX to show pay history up through XXX (month before closing). For XXX, the gap report shows loan is paid up through XXX (month before closing) so that is up to date. For XXX, we only have pay history up through XXX reflected on the gap report and mtg stmt so we are missing XXX payment. Guidelines for the XXX allow for XXX mortgage late in the last XXX months. I'm not saying the XXX payment was late...it just isn't documented but even if it were late, it would still meet guidelines. Please waive the requirement for the XXX payment.	XXX	Housing History Meets Guideline Requirements	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing Letter of Explanation (Credit)	The credit report dated XXX reflected XXX (XXX) inquiries: 1)XXX XXX and 2) WFB BD Cre on XXX; However, the file did not contain a signed letter of explanation verifying if any new trades were established as a result of said inquiries.	Document Uploaded. Uploaded a letter from borr addressing the XXX Capital inquiry on XXX. The other inquiry with XXX on XXX was not required to be addressed since the inquiry was more than XXX days old. The gap report pulled on XXX was > XXX days from that inquiry and any new debt would have showed up.	XXX	Document Uploaded. Uploaded a letter from XXX addressing the XXX inquiry on XXX. The other inquiry with XXX on XXX was not required to be addressed since the inquiry was more than XXX days old. The XXX report pulled on XXX was > XXX days from that inquiry and any new debt would have showed up. Reviewed and cleared.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100033	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	The appraisal was completed "Subject To" and the Completion Certificate in file is incomplete.	The appraisal was completed Subject-To and the Completion Certificate in file is incomplete The file contained a completed XXX - Appraisal Update and/or Completion Report dated XXX with interior photos of the subject indicating the property was XXX% completed. However, a review of the photos contained in the aforementioned report reflects the property was still in the process of being completed with several ongoing repairs/installations and was not move in ready.	The appraisal Completion Certificate is complete; Received an email LOX regarding the XXX. Lender states it appears to be clean up stuff that was still outstanding. Paper needs to be pulled up from the XXX and XXX taken up. All appliances and XXX, etc are in XXX. Re-reviewed the XXX and confirmed. Cleared.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100045		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100045		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100045		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing Taxpayer First Act Disclosure	Missing Taxpayer First Act Disclosure.			Received disclosure - cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100045		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The lender's guidelines indicate that a credit report with only 1 credit score is ineligible. In this case, the credit report provided only reflects 1 credit score per borrower as the broker only accessed 1 repository when pulling the credit report instead of requesting a traditional tri-merged credit report for each borrower.	Document Uploaded. Uploaded correct credit report.	XXX	Borrower XXX Credit Report is not partially present.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Purposes	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Purposes	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing from the loan file.	Document Uploaded. Uploaded Credit Score Disclosure.	XXX	XXX provided; exception resolved; XXX provided; exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Service Provider List	The SSPL is missing from the loan file.	Document Uploaded. Uploaded SSPL.	XXX	XXX provided; exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). The XXX% tolerance violation in the amount of $XXX is due to missing the SSPL list therefore all section C fees were calculated as XXX% tolerance category	Document Uploaded. Uploaded SSPL.	XXX	XXX provided; exception resolved; XXX provided; exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100046	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Purposes	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX within tolerance. compensating factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor.

																			Borrower has stable job time - Borrower has XXX years on job. per XXX, borrower entity was formed in XXX as XXX and reinstated on XXX. Name of entity changed to XXX XXX on XXX and address changed on XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100052		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Document Uploaded.	XXX	Informational Purposes; Compliance documents uploaded her in error.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100052		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100052		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The file is missing the LE dated XXX that coincides with the COC dated XXX and the Initial CD dated XXX	Document Uploaded.	XXX	COC provided; Exception resolved; COC provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100052		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Initial CD dated XXX per Disclosure tracking is missing	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100053		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100053		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100053		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100062		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). The XXX% tolerance violation in the amount of $XXX is due to an increase in Lender's Title Policy fee and the addition of Attorney Fee, Notary fee, and CPL. The amount exceeds the aggregate of third party fees plus XXX%. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing to the borrower in the amount of $XXX.	Document Uploaded. Uploaded all tolerance cure docs.	XXX	Cure Package provided; Exception downgraded to a XXX; The XXX tolerance violation in the amount of XXX is due to an increase in Lender's XXX fee and the addition of XXX Fee and XXX fee. The amount exceeds the aggregate of third party fees plus XXX. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing to the borrower in the amount of XXX.; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100062		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100062		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024100064		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Purchase Contract is Expired	The purchase contract provided in the loan file reflected an expiration date of XXX. However, the Note/Mortgage transaction date was XXX. An addendum was not provided extending the contract expiration date.	Document Uploaded. Uploaded addendum extending the closing date to XXX.	XXX	Addendum extending the closing date was received.	XXX	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100064		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Purposes	XXX	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100064		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Purposes	XXX	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided The loan file did not contain a XXX month Chain of Title indicating the length of ownership that the current Owner of Record had.	Document Uploaded.	XXX	XXX of Title has been provided; Received copy of Chain Letter from the XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100261	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	XXX is Missing	Missing XXX The loan file did not contain a copy of the XXX from The XXX reflecting current coverage for the property.	Document Uploaded.	XXX	XXX is fully present	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100261	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100261	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	The revised LE issued on XXX is missing that matches the COC on XXX for lender credit decrease. This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Uploaded missing LE on other finding.	XXX	COC provided; Exception resolved; COC provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The revised LE issued on XXX is missing. The zero tolerance violation in the amount of $XXX is due to an increase in Loan Discount Points from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX.	Document Uploaded. Uploaded LE dated XXX.	XXX	COC provided; Exception resolved; COC provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). The XXX% tolerance violation in the amount of $XXX is due to an increase in Settlement/Closing fee, Title Search fee and Closing Protection Letter fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of $XXX. There's no evidence in the loan file of the Service provider list to determine if the fees were shoppable.	Document Uploaded. Uploaded Service Provider list.	XXX	service provider list provided; Exception resolved; service provider list provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Initial XXX Disclosure	Initial XXX Account Disclosure is Missing The XXX is missing from the loan file.	Document Uploaded. Uploaded XXX Stmt.	XXX	XXX Disclosure is Resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	B	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100050		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100050		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100050		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100047	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100047	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100047	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100079	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX within tolerance. compensating factor

Borrower has stable job time - Borrower has XXX years on job. Borrower states on 1003 to have been with the same company for XXX years. Per The Work Number, borrower XXX has been with  XXX since XXX, with an original start date of XXX. XXX years, XXX months with the same employer.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100079	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX within tolerance. compensating factor

Borrower has stable job time - Borrower has XXX years on job. Borrower states on 1003 to have been with the same company for XXX years. Per The Work Number, borrower XXX has been with  XXX since XXX, with an original start date of XXX. XXX years, XXX months with the same employer.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100079	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX within tolerance. compensating factor

Borrower has stable job time - Borrower has XXX years on job. Borrower states on 1003 to have been with the same company for XXX years. Per The Work Number, borrower XXX has been with  XXX since XXX, with an original start date of XXX. XXX years, XXX months with the same employer.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100056	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100056	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100056	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100054	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100054	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100054	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100072	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100072	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100072	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Missing evidence Borrower received initial Closing Disclosure within the required XXX days prior to consummation This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded. Uploaded the initial CD and an LOX to show borrs received XXX days before closing.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100072	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded. Uploaded credit score disclosure.	XXX	Document Uploaded. Uploaded credit score disclosure.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100086	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100159	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100159	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100159	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100049		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100049		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100049		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100044		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Asset XXX Expired	Asset 3 Expired CD/Term Deposit found in file used for asset dated XXX in the amount of $XXX, with a maturity date of XXX.	Document Uploaded. Uploaded updated 1003/1008 with updated assets ie CD w/drawl and bank the funds was transferred into	XXX	The new assets are uploaded and resolve the expired asset issue. I could not give the entire Asset amount that matches the 1003 for "XXX", as some of those funds were fees associated with the wire. I was able to give a majority of the amount based upon the outgoing wire to XXX , listed in the trailing docs, and it is sufficient for reserves.; Asset XXX Not Expired Or Not Applicable; Received an updated 1003/1008 and asset statements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100044		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100044		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100078		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	There's no evidence of a LE issued within XXX business days of appl dated XXX in the loan file. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	Document Uploaded. Uploaded the initial LE issued on XXX.	XXX	Initial LE provided; exception resolved; Initial LE provided; exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100078		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100078		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100081		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100068	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100068	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100068	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The UCDP Summary Report is Missing	Document Uploaded.	XXX	AVM in the file supports the appraisal valuation.; AVM in the file supports the appraisal valuation.; The UCDP Summary Report is Missing	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100080	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX. Residual income of $XXX does not meet guideline minimum of $XXX.	Document Uploaded. I have uploaded an LOX for adjustments made to this loan along with an updated bank stmt worksheet for XXX, email from the CPA, 1008, 1003, and CRSE. Income has been updated to XXX bank stmt worksheets and DTI is XXX%.; Document Uploaded.	XXX	Updated income cured DTI issues.; Residual Income meets guideline minimum; Document has been uploaded, however it does not account for the lower income amounts shown on the bank statements and the worksheets.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100063	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100063	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100063	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100093		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA XXX cure required - cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid coc. The file is missing the service provider list that is dated within XXX days of the application	Document Uploaded.	XXX	XXX provided; Exception resolved; XXX provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100093		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100093		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100074		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100074		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100074		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100085	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Borrower has XXX NSF in XXX month period	Overdraft/NSF count exceeds tolerance. Borrower has XXX NSF in XXX month period. Lender approved, citing LTV < XXX as compensating factor.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	B	B	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100085	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX. Minimum FICO for N/O/O is XXX	Audited FICO of XXX is less than Guideline FICO of XXX. Minimum FICO for XXX is XXX. Lender approved the XXX FICO citing LTV < XXX as the compensating factor.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	C	B	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100085	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements NSF XXX months	CRSE in the file cites this exception and approval is granted.; Asset Qualification Does Not Meet Guideline Requirements NSF XXX x in XXX months	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	C	B	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100085	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Guidelines require housing history not worse than XXX. There is no verification of the borrower's timely rent payment in the file.	I uploaded an LOX to the other finding explaining the file contains the housing pay history. We have the rent payments for the current and the credit report shows the mortgage for the prior residence.	XXX	Housing history provided and updated.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100085	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines require housing history not worse than XXX. There is no verification of the borrower's timely rent payment in the file.	Document Uploaded. Uploaded LOX detailing the housing payment history documented in the file. Uploaded the lease and XXX mos rent payments for current res. Credit report shows mortgage for prior.	XXX	Housing history provided and updated.; Housing History Meets Guideline Requirements	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	C	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100085	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded. Uploaded CDA.	XXX	The XXX in the file and trailing supports the appraised value.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	D	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100085	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	B	A	A	D	B	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100299	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing Divorce Decree	A copy of the fully executed divorce decree is required as the copy provided in file has not been executed by all parties. This is essential as the divorce decree is the source of exclusion for the mortgage reflected on the current credit report which accordingly was not included in the borrower's DTI ratio calculation.			The borrowers provided multiple documents related to the XXX. Some are XXX by the XXX, while some aren’t. We have no reason to believe that the XXX isn’t valid or legal. I think asking for an executed copy in order to omit a XXX that will be paid in full in less than XXX months is not necessary.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The lender guidelines indicate that the maximum payment shock is XXX%. Based on the current housing of $XXX indicated on the 1008 Transmittal Summary (as the mortgage itself was awarded to the ex-spouse in the XXX divorce) in comparison to the proposed PITIA of $XXX, the payment shock has been exceeded.			The borrower and her XXX purchased their XXX in XXX of XXX and although they XXX in late XXX and the XXX was awarded the XXX, our borrower continued to live in the XXX up until XXX the home that we financed. Her credit shows XXX mortgage that was opened in XXX and was paid in full in XXX. Now there’s only a XXX on the XXX. The XXX is no longer in the draw period and will be paid in full in less than XXX months. This is a borrower who paid off the main mortgage on her home and now only has a XXX XXX remaining. Why would we XXX a borrower who XXX a home for nearly XXX years and managed to always pay the mortgage? The XXX may have been awarded the property, but it was her home for over XXX years and the mortgage was always paid. The home only has a XXX in the amount of XXX, which now only has a balance of XXX and will be paid in full in less than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the initial loan estimate delivery date test (prior to consummation) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(B) )The initial loan estimate delivery date is less than the XXX business day (counting all calendar days except XXX and specified legal public holidays) before consummation of the transaction; orThe initial loan estimate delivery date is on or after consummation of the transaction.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(e)(1)(i) (provision of loan estimate form) not later than the XXX business day before consummation of the transaction. Documentation Required - File missing Initial Loan Estimate that was issued within XXX days of application date XXX to accurately test tolerance	Document Uploaded.	XXX	Initial LE provided, Exception resolved.; Initial LE provided, Exception resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Documentation Required - File missing Initial Loan Estimate that was issued within XXX days of application date XXX to accurately test tolerance	Document Uploaded.	XXX	Initial LE and valid XXX provided, Exception resolved.; Initial LE and valid XXX provided, Exception resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application. Documentation Required - File missing Initial Loan Estimate that was issued within XXX days of application date XXX to accurately test tolerance	Document Uploaded.	XXX	Initial LE provided, Exception resolved.; Initial LE provided, Exception resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Documentation Required - File missing Initial Loan Estimate that was issued within XXX days of application date XXX to accurately test tolerance	Document Uploaded.	XXX	Initial LE provided, Exception resolved.; Initial LE provided, Exception resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100107		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The UCDP Summary Report is Missing	Document Uploaded. Pls note that UCDP's are missing, but we have an AVM in file.	XXX	AVM supports appraised value.; AVM supports appraised value.; The UCDP Summary Report is Missing	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	D	A	D	A	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Gift funds were used toward the purchase of the subject property. Missing copy of the XXX canceled check or evidence of wire transfer from the XXX to the XXX in the amount of XXX and XXX, totaling XXX.	Asset Qualification Meets Guideline Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	C	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of XXX or XXX.

CRSE in file cites this exception and approval is granted. Compensating factors include: DTI is XXX Housing Ratio, Borrower with employer for XXX years, Payment decreasing by XXX, Payment shock is only -XXX Residual income of XXX and Qualifying LTV is XXX.	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of XXX or XXX. CRSE in file cites this exception and approval is granted. Compensating factors include: DTI is XXX Housing Ratio, Borrower with employer for XXX years, Payment decreasing by XXX, Payment shock is only -XXX, Residual income of XXX and Qualifying LTV is XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	B	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements Large deposit of XXX made to XXX account XXX was not sourced as required per Guidelines.

CRSE in file cites this exception and approval is granted. Compensating factors include: DTI is XXX Housing Ratio, Borrower with employer for XXX years, Payment decreasing by XXX, Payment shock is only -XXX, Residual income of XXX and Qualifying LTV is XXX.	Asset Record XXX Does Not Meet G/L Requirements Large deposit of XXX made to XXX account XXX was not sourced as required per Guidelines. CRSE in file cites this exception and approval is granted. Compensating factors include: DTI is XXX Housing Ratio, Borrower with employer for XXX years, Payment decreasing by XXX, Payment shock is only -XXX, Residual income of XXX and Qualifying LTV is XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	C	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Missing verification of existence of the Borrower's business dated within XXX calendar dates prior to note date as required per Guidelines.	Document Uploaded.	XXX	Borrower XXX 3rd Party VOE Prior to Close Was Provided; Borrower XXX 3rd Party VOE Prior to Close Missing; An updated business search was conducted showing business is active and dated XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower XXX CPA Letter Missing An expense ratio lower than XXX standard was used to calculate the Borrower’s qualifying income. Please provide a third party prepared CPA/Tax Preparer Business Expense Ratio statement as required when the standard expense ratio is not being utilized.	Document Uploaded.	XXX	Borrower XXX CPA Letter Provided; Borrower XXX CPA Letter Missing; Borrower XXX CPA Letter Missing; Income worksheet shows XXX expense ratio; We need the CPA letter stating the expense ratio is less than XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX exceeds Guideline DTI of XXX Lender qualified the loan using monthly income of XXX for the Borrower and XXX for the Co-Borrower, totaling XXX. Excluding the Co-Borrower’s XXX income of XXX, which is associated with the Borrower’s business and therefore not allowed to be used, results in the total qualifying income of XXX and DTI of XXX, exceeding maximum allowed DTI of XXX.	Document Uploaded.	XXX	CRSE trailing docs cites this exception and approval is granted.; CRSE does not cite the DTI exception; trailing CRSE cites this exception	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	C	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Borrower has an outstanding collection of XXX, opened on XXX, XXX months before the subject transaction. Per Guidelines, no collections/Charge offs/Judgments are allowed in the last XXX months.	Document Uploaded.	XXX	CRSE in the file states the collection has been paid off.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	C	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender qualified the loan using the Co-Borrower’s wage earner income from the Borrower’s XXX, which is not allowed. Per Guidelines, wage earner income from a Co-Borrower may be used if not associated with the Borrowers business.	Document Uploaded.	XXX	CRSE cites this exception and approval is granted	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	C	B	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	Provide XXX and initial LE dated XXX to resolve exception This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the XXX will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the XXX are closed to the XXX for carrying on substantially all of its XXX. If this is not the appropriate result, you must revise your settings to remove the XXX.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	Document Uploaded.	XXX	Initial LE provided, exception resolved; Initial LE provided, exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	C	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	Provide XXX and initial LE dated XXX to resolve exception This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Document Uploaded.	XXX	Valid XXX and initial LE provided, exception resolved; Valid XXX and initial LE provided, exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	D	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	B	A	A	D	B	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100084		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	Missing Loan estimates and XXX from file. LE dated XXX and LE dated XXX are XXX missing and unable to complete XXX testing	Document Uploaded. Uploaded the LEs and SSPL.	XXX	Initial XXX and XXX provided, Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100084		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Borrower was to receive XXX gift at closing. There is no evidence in the file that the funds were ever transferred.	Document Uploaded. Uploaded wire confirmation for gift funds wired to XXX. Once this is included borr has XXX months reserves.	XXX	Received confirmation of wire transfer in the amount of XXX; Received confirmation of wire transfer in the amount of XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100084		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100084		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100077	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100077	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100077	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100296	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100296	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100296	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100091		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX Cure Required. Refund in the amount of XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX tolerance violation in the amount of XXX, is due to the Service Provider List not being present in the file and all section C fees are being included in the XXX tolerance	Document Uploaded. ; Document Uploaded.	XXX	Funding CD provided for TRID testing. All tolerance and timing requirements are met. Exception resolved.; Funding CD provided for TRID testing. All tolerance and timing requirements are met. Exception resolved.; XXX provided indicates service provider is First XXX which was used as the provider on the CD. XXX Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to using the provider on the XXX and no COC was provided for the increase in fees in section C	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100091		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The file is missing taxes, insurance and/or HOA payment for the borrowers investment property XXX. Please provide documentation or a mortgage statement showing XXX.	Document Uploaded.	XXX	Lender provided documentation for investment property	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100091		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100067	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Final 1003 reflects "XXX" without an explanation. Per XXX guidelines, Borrower must XXX. No pay history provided, canceled checks or VOR, or a statement borrower lives XXX. CRSE exception required. Credit Report does show XXX on Investment property mortgage history.	Document Uploaded. Uploaded primary housing docs.	XXX	Housing History Meets Guideline Requirements	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100067	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100067	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100161		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100071	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100071	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100071	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100083	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100083	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100083	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100087	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100087	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100087	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job.

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100100		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100100		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100100		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100095		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100095		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100095		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100108		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100108		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100108		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	XXX Effective Date is after the Note Date	XXX Effective Date of XXX is after the Note Date of XXX XXX in file start date of XXX has been verified. XXX year of insurance paid in the amount of XXX found on final CD, dated XXX, closing date of XXX and Disbursement date of XXX. XXX months impound of XXX also found on final CD.	Document Uploaded.	XXX	XXX Effective Date of XXX is prior to or equal to the Note Date of XXX Or XXX Effective Date Is Not Provided; Received attestation letter showing no claims were placed on the policy prior to the effective date.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100111	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100111	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100111	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Verification of Borrower Liabilities Missing or Incomplete	The final approval in the file requires CD's from the following consecutive loans ending XXX, XXX and XXX to be uploaded. The CD's are not in the file.	Document Uploaded.	XXX	Uploaded Signed CDs meet requirements.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100096		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100096		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100096		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Purchase Contract is Expired	The XXX provided in the purchase contract expired on XXX. Please provide an updated XXX extension through closing date.	Document Uploaded.	XXX	Contract extension agreement uploaded.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100117	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100117	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100117	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100110		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100110		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100110		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100073	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100073	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100073	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance. compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance. compensating factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100106		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100106		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100106		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Unit XXX XXX, falls below the required guideline minimum of XXX XXX for XXX unit properties.	Document Uploaded.	XXX	Entire unit is XXX. XXX XXX is less than XXX; Updated CRSE cites this exception and approval is granted for less than XXX. of XXX space.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100082		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required			Hazard Insurance coverage meets guideline requirement	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100082		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Satisfactory Chain of Title not Provided	XXX of Title provided			XXX of Title has been provided	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100082		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Tax Returns Not Signed	Borrower XXX Tax Returns Not Signed for XXX and XXX.			Borrower XXX Tax Returns Are Signed	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100298	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The 1008 has an income figure that does not match borrower XXX bank statement income on the 1003 or the income worksheet. Please provide and updated 1008 and CRSE with the correct income figures.	Document Uploaded.	XXX	Updated CRSE & 1008; Income and Employment Meet Guidelines	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100298	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. XXX scores are insufficient, please provide a Third Party Valuation that supports the appraised value.	Document Uploaded.	XXX	Desk Review uploaded; Desk Review uploaded; Desk Review uploaded; Desk Review uploaded	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100298	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Expiration Date	Hazard Insurance Effective Date of XXX is after the expiration date of XXX	;	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard Insurance Expiration Date is before the Note Date	Hazard Insurance Expiration Date of XXX is prior to or XXX to the Note Date of XXX	;	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing There's no evidence of the Homeownership Counseling Disclosure in the loan file.	Document Uploaded.	XXX	Homeownership Counseling Disclosure Is Present or Not Applicable	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing Verification of Mortgage	Missing proof REO XXX XXX is Free and Clear.	Document Uploaded.	XXX	Site report	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal from XXX need to reflect that the subject is a XXX and provide the monthly XXX payment.	Document Uploaded.	XXX	Revised Appraisal	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	XXX is Missing	XXX is Missing Appraisal from XXX, reflects the subject is a XXX.	XXX; The XXX is Present or is Not Applicable (Property Type is XXX); The XXX is Present or is Not Applicable (Property Type is XXX Detached)	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100300	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Appraisal from XXX. reflects the subject is a XXX. A XXX is not present.	Document Uploaded.	XXX	XXX; The Deed of Trust is Present and Complete	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100115	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100115	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100115	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100075		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Satisfactory Chain of Title not Provided	XXX provided The title report provided did not reflect a XXX month chain of title. Please provide an updated XXX report with chain.	Document Uploaded. The XXX provided the tax card to show the chain of title. I uploaded that tax card.	XXX	Tax card showing Chain of Title.; Satisfactory Chain of Title has been provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100075		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100075		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100114	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100114	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100114	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100097	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100097	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100097	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100160		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100160		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100160		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX.XXX provided with dates of XXX to XXX. However, there is a section for XXX which is dated XXX to XXX. Audit assumes the XXX provided is the updated XXX for the following year XXX thru XXX.	Yes, please accept as that is the XXX XXX which is currently in force.	XXX	Explanation from lender RE XXX; Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The Credit Score Disclosure is missing from the loan file.	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100109	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	XXX is Missing	XXX is Missing	XXX in file.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100055		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100055		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100055		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100119		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Borrower has XXX years on job; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;Calculated CLTV of XXX is less than Guideline CLTV of XXX;Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100119		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Borrower has XXX years on job; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;Calculated CLTV of XXX is less than Guideline CLTV of XXX;Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100119		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Borrower has XXX years on job; Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX;Calculated CLTV of XXX is less than Guideline CLTV of XXX;Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100092	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100092	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing letter of explanation	Missing letter of explanation for XXX for borrower and co-borrower.	Received email LOX - copy of Signature/Name XXX was provided. Why is an explanation required? Re-reviewed the guidelines and it does not show explanations are needed. Signature/Name XXX is sufficient. Cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of a CD issued and received XXX business days prior to consummation dated XXX in the loan file. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved.; Initial CD provided; Exception resolved.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	XXX required: A refund in the amount of XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or initial CD. The Final Inspection XXX was added to the CD issued XXX; however, per the coc issued XXX a Final Inspection was added. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXX	Revised LE dated XXX provided, Exception resolved.; Revised LE dated XXX provided, Exception resolved.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100103	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100103	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100103	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100060		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Need to review	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100060		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Need to review	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100060		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. DSCR is a XXX based on the information provided to the file.			Qualifying DSCR meets Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Need to review	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100120		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100120		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Property Issue(s) are Present	XXX or more issues or defects with the property have been discovered. On Page 2 of 58 of the provided appraisal report dated XXX, the property is appraised " XXX." However, appraiser commentary on the Comment Addendum on page 9 of 58 states that the subject is currently under XXX and will be in XXX upon completion. Further it states the subject is appraised "Subject to completion as per plans and specifications including XXX stated in contract." Please provide clarification and/or corrected appraisal or Update/Completion report of the subject property accordingly.			Document Uploaded.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100122	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100122	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100122	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100088		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100088		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100113		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100113		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100038		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100112	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Assets are missing from the file. Please upload assets to the file to meet guidelines for XXX months reserves	ATR: Reasonable Income or Assets Was Considered	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100112	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100112	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Assets are missing from the file. Please upload assets to the file to meet guidelines.	Reviewed - Received LOX from client : This is an XXX Loan, therefore Assets are not Req’d? Also, for reserves; Bwr received over XXX at closing, so this is not needed as well? Pls advise, thank you. Re-reviewed the loan and confirmed. Cleared.; Audited Reserves of XXX are equal to or greater than XXX Required Reserves of XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100112	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	CDA provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100112	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Assets are missing from the file. Please upload assets to the file to meet guidelines.	The required number of months reserves are to be seasoned does meet Guideline requirement.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100112	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Assets are missing from the file. Please upload assets to the file to meet guidelines to verify XXX months reserves	Incorrectly Underwritten. Received LOX from client : This is an XXX Loan, therefore Assets are not Req’d? Also, for reserves; Bwr received over XXX at closing, so this is not needed as well? Pls advise, thank you. Re-reviewed the loan and confirmed. Cleared.; Asset Qualification Meets Guideline Requirements	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100112	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Missing Appraisal	Missing Second Appraisal or Acceptable XXX. XXX is not an acceptable XXX. Please upload an approved AVM Report to the file.	Document Uploaded.	XXX	CDA provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100118		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100118		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100118		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100048		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100048		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100048		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100089		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100089		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100089		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100121	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Per CPA LOE in file. Borrower has been XXX with XXX since XXX. However, borrower also XXX another company XXX which he is no longer affiliated with as of XXX. LOE in file from borrower explains prior employment. Borrower been in the same line of work in XXX and XXX for XXX years, not with the same employer.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100121	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX exceeds Guideline DTI of XXX Unable to determine. Audit income higher than Lender when you factor in the XXX. Most of the monthly payments for the rentals are cancelled out by the Leases found in file. Monthly income calculated by bank statements is the same as Lenders.	Audited DTI of XXX is less than or equal to Guideline DTI of XXX; Audited DTI of XXX exceeds Guideline DTI of XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Per CPA LOE in file. Borrower has been XXX with XXX since XXX. However, borrower also XXX another company XXX which he is no longer affiliated with as of XXX. LOE in file from borrower explains prior employment. Borrower been in the same line of work in XXX and XXX for XXX years, not with the same employer.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100090		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100090		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100090		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100125		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing letter of explanation	Missing XXX XXX of Explanation.			Name XXX is in the file	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100125		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing Final CD and note for XXX. Missing proof XXX has no open liens (is owned XXX).	Document Uploaded.	XXX	Final CD, Noted and Property profile uploaded.;	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing letter of explanation	Missing XXX XXX/Letter of Explanation.	Document Uploaded.	XXX	Name XXX uploaded; Name XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing from the loan file.	Document Uploaded.	XXX	Credit Score Disclosure uploaded; XXX disclosure provided; Exception resolved; Credit Score Disclosure uploaded; XXX disclosure provided; Exception resolved; Credit Score Disclosure uploaded; XXX disclosure provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100133	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100099	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	The XXX nor XXX UCDP reports do not support the property value and the file did not contain a third party valuation product as required per guidelines. Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	CDA; CDA; CDA	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100099	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100099	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100105	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required. Please provide evidence borrower received initial Closing Disclosure within the required XXX days prior to consummation. Per Disclosure Tracking Summary CD dated XXX This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"XXX" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD and receipt date provided; Exception resolved; Initial CD and receipt date provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100105	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender Credit exception related to Missing Initial CD exception.
COC in file addressed Lender Credit change of CD dated XXX	Document Uploaded.	XXX	Initial CD and receipt date provided; Exception resolved; Initial CD and receipt date provided; Exception resolved	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100105	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100105	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100116	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100116	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100116	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100123	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Borrower states on final 1003/URLA, business (XXX) effective since XXX. CPA LOE in file confirms borrower XXX is listed as XXX owner. XXX dated XXX reflects filing date of XXX and shows to be Active.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100123	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Borrower states on final 1003/URLA, business (XXX) effective since XXX. CPA LOE in file confirms borrower XXX is listed as XXX owner. XXX dated XXX reflects filing date of XXX and shows to be Active.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Missing HUD-1 Closing Statement	Provide a fully executed Closing Statement from the XXX of the borrowers current residence as the full assets for closing/reserves were used from this XXX. This closing statement appears to have been an estimate as it was printed on XXX with the closing date appearing as XXX.	Document Uploaded.	XXX	Uploaded final XXX	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of  XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required The XXX provided from XXX reflects coverage of XXX which does not cover the loan amount. The XXX does not indicate guaranteed replacement coverage. An insurance calculation XXX was in file indicating their might have been a replacement cost estimation; however, it was not prvided in the loan file for review win comparison to the required hazard insurance coverage.	Document Uploaded.	XXX	Uploaded replacement cost estimate; Hazard Insurance coverage meets guideline requirement	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of  XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Provide a corrected 1008 Transmittal Summary as well as corresponding Credit Risk Summary and Exception Approval based on the use of the lower stated income on the initial 1003 of XXX/month XXX what was utilized by the lender of XXX	Document Uploaded.	XXX	1008/CRSE with corrected income figures; Approval/Underwriting Summary is fully present	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of  XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	B	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing Provide verification from a third party source or state verification tool that the business is active prior to closing.	Document Uploaded.	XXX	VOE; Borrower XXX 3rd Party VOE Prior to Close Was Provided	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of  XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100301	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of  XXX is less than Guideline DTI of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100070		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100070		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100070		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100098		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100098		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100098		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100102	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Articles in file with a filing date of XXX from the State of XXX states Refuge XXX owned and operated by borrower XXX. Operating Agreement confirms dates and reflects XXX as Managing Member. Business Entities XXX Search from the State of XXX reflects Refuge XXX to be in XXX Standing.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100102	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Borrower 1 CPA Letter Missing	Borrower XXX CPA Letter Missing CPA LOE missing from file confirming percent of ownership, and expense factor.	LLC docs in the file; Borrower XXX CPA Letter Provided	XXX	Borrower has stable job time - Borrower has XXX years on job. Articles in file with a filing date of XXX from the State of XXX states Refuge XXX owned and operated by borrower XXX. Operating Agreement confirms dates and reflects XXX as Managing Member. Business Entities XXX Search from the State of XXX reflects Refuge XXX to be in XXX Standing.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100124	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job. .

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100124	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job. .

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100124	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Borrower has stable job time - Borrower has XXX years on job. .

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100137	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100137	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100145	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100145	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Income XXX Income Trend is Decreasing	Income XXX Income Trend is Decreasing Based on calculations from the XXX, XXX and written VOE provided in file, the Borrower XXX income is declining from XXX and XXX income. The underwriter as well as the lender utilized XXX income to qualify based on the decline in income. The written VOE indicates that Borrower XXX hours range from XXX hours per XXX; however, the XXX of XXX provided reflect hours less at XXX and XXX hours XXX. A letter of explanation or further documentation should have been provided to ensure that the income used for borrower XXX is stable for use in loan qualification.	Current XXX income is used and a more conservative figure.; Income XXX Income Trend is Resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100145	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Final CD: Calculating Cash to Close Closing Costs Paid, Closing Costs Financed, Down Pmt, Deposit, and/or Funds for Borrower discrepancy	The documentation in file reflects total earnest money deposits of XXX broken down as XXX initial earnest money, XXX option fee and XXX additional earnest money deposit paid. A review of the Closing Disclosure reflects the total earnest money paid by the borrowers as XXX, XXX and XXX totaling XXX. Please provide a corrected final Closing Disclosure reflecting the total earnest money deposits.	Document Uploaded. Hello,

The only deposits reflected on the CD were the $XXX option money and the additional deposit of $XXX. The original earnest money of $XXX was released to the seller due to the closing delay and was not credited to the borrower; see release attached.
XXX	XXX released for unused XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100145	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. A review of the lender provided bank statements for income calculation of the borrower reflects excessive insufficient funds/overdraft charges within the XXX month period.	CRSE in the file cites this exception and approval is granted.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100128	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100128	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100127	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100127	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100127	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100132	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100132	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100138	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100138	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100138	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Borrower states XXX years as owner of XXX. CPA LOE in file confirms borrowers effective date, and Articles in file also supports effective date of XXX. CPA LOE states XXX is XXX owner and Articles reflect borrower as XXX.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job. Borrower states XXX years as owner of XXX. CPA LOE in file confirms borrowers effective date, and Articles in file also supports effective date of XXX. CPA LOE states XXX is XXX owner and Articles reflect borrower as XXX.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100130		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	TRID: Missing Loan Estimate	Missing Loan Estimate issued XXX.	LE provided; Exception resolved; Document Uploaded.	XXX	LE provided; Exception resolved; Document Uploaded.	XXX	Borrower has stable job time - Borrower has XXX years on job. Borrower states XXX years as owner of XXX. CPA LOE in file confirms borrowers effective date, and Articles in file also supports effective date of XXX. CPA LOE states XXX is XXX owner and Articles reflect borrower as XXX.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100129	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100129	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100129	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100143	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100143	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100141	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Property	XXX project is ineligible	Document Uploaded. CRSE uploaded cites this exception and approval is granted.	XXX of XXX exceeds the XXX maximum allowed per Guidelines. XXX of XXX exceeds the XXX maximum allowed per Guidelines. Lender exception approval allowed the following as a XXX: XXX with overdue dues that exceed XXX (maximum allowed per Guidelines) of the budget that's around XXX due to the fact that all fees are bundled into one amount, which include legal fees plus interest and cannot be broken down per letter of explanation from a XXX.

																	Lender exception approval allowed the following as a XXX: XXX with overdue dues that exceed XXX (maximum allowed per Guidelines) of the budget that's around XXX due to the fact that all fees are XXX into one amount, which include legal fees plus interest and cannot be broken down per letter of explanation from a XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100126	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100126	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX within tolerance.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX within tolerance.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100136		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100136		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100136		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100101	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100101	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100101	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100139		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Funds to close and reserves to come from XXX. Evidence of that closing is not included in the subject file.	Document Uploaded. Uploaded the CD for the cash out transaction - using those funds for this purchase.	XXX	CD for XXX; The required number of months reserves are to be seasoned does meet Guideline requirement.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100139		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100139		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of XXX are less than Guideline Required Reserves of XXX. Cash to close and reserves were to come from XXX. The final CD from that closing is not included in the subject file.	Uploaded CD to the other finding.	XXX	CD for XXX; Audited Reserves of XXX are equal to or greater than XXX Required Reserves of XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100140		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100140		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100140		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100147		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100147		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100147		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100149	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100149	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100149	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The XXX tolerance violation in the amount of XXX is due to an increase in Transfer taxes on the revised LE issued on XXX; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX.	Document Uploaded.	XXX	COC provided; Exception resolved; COC provided; Exception resolved	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of HOA fee for the XXX.	Document Uploaded.	XXX	LOX for HOA	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. CRSE in the file cites this exception and approval is granted.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100142	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Incomplete	Borrower XXX Credit Report is Partially Present. Missing the broker's credit report. The loan is qualified using the lender's credit report and credit scores.	we used the AOMS report instead of the broker report	XXX	Borrower XXX Credit Report is not partially present.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100142	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100142	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	The UCDP score is XXX. The file is missing the Third Party Valuation Product. Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	Uploaded CDA ; Uploaded CDA ; Uploaded CDA	XXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100104		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. The CU score of XXX exceeds the guideline minimum of XXX.	Document Uploaded.	XXX	Uploaded AVM; Uploaded AVM; Uploaded AVM; Uploaded AVM; Uploaded AVM; Uploaded AVM; Uploaded AVM	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100104		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100104		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of XXX is less than required coverage required A XXX prevents insurers from releasing their XXX Cost Estimates, however the insurance amount of XXX is below the note amount of XXX	Document Uploaded.	XXX	Hazard Insurance coverage meets guideline requirement	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100163	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100135		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100148		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100148		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100134		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100134		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100134		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100162		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100162		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100131	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100131	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100272	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Guidelines show a Max XXX payment shock. Actual payment shock is XXX. AOC guides - max XXX. Lender provided exception for the loan not meeting the guideline requirements.	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Guidelines show a Max XXX payment shock. Actual payment shock is XXX. AOC guides - max XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100239		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100239		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100239		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Guidelines state all Properties with less than XXX of living area are ineligible. Per appraisal, the XXX property has XXX. of XXX. Please provide a guideline exception for minimum XXX of XXX.	Document Uploaded. Uploaded CRSE for square footage exception.	XXX	Updated CRSE received - guidelines show minimum XXX; actual - XXX. Comps XXX subject XXX and support value. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Credit History - XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024100207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100207		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100248	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100248	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100246		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100246		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100246		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100258		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100244		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The File does not contain a copy of the required XXX.	Document Uploaded. Uploaded a CRSE for the missing Business Questionnaire. UW received a cpa letter to confirm the expense ratio therefore waived the bus questionnaire.	XXX	An updated CRSE received. Guidelines show XXX is required. Actual - business questionnaire missing from file. UW obtained a CPA letter to document the XXX expense ratio. Borr is an XXX - XXX/XXX. UW received a cpa letter to confirm the expense ratio therefore waived the XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100252	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100252	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Guidelines state no collections allowed within the last XXX months. Borrower had a XXX collection dated XXX.	Per CRSE in file. Guidelines - No collection within the last XXX months. Actual - Borrower had a XXX collection dated XXX. Exception granted to allow a collection account within last XXX months. The collection was paid off prior to closing. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX; Per CRSE in file. Guidelines - No collection within the last XXX months. Actual - Borrower had a XXX collection dated XXX. Exception granted to allow a collection account within last XXX months. The collection was paid off prior to closing. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100172	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100172	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100260	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100260	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100260	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100240		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100240		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100240		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements Guidelines require an XXX monthly payment via XXX from a XXX. This account has not been verified to be owned exclusively by the borrower, it has not been seasoned for the minimum of XXX days, and the XXX authorization is missing from the file. A complete month's bank statement and the completed XXX Authorization Form are required to cure this issue.	Document Uploaded. Uploaded CRSE for the exception for the missing ACH form. Also uploaded is proof AOCA has approved this exception.	XXX	An XXX Agreement signed on XXX was provided. Exception cleared.; An XXX Agreement signed on XXX was provided. Exception cleared. ; An updated CRSE was received. Guidelines state - Completed XXX form for monthly XXX draft for subject mortgage payment. Actual - Missing XXX form. Rationale - Borrower wrote "XXX" on the XXX form in closing package. Did not complete. Compensating Factors : Reserves of XXX months; XXX - has owned subject since XXX (XXX). Lender provided exception for the loan not meeting the guideline requirements.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100242		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100242		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100242		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100262		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100262		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100262		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100008	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100008	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100008	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100294	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of -XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100294	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of -XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100294	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX- XXX The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of -XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100280		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100280		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100010		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100010		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100270		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor. Qualifying DTI below max allowed. -	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100270		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor. Qualifying DTI below max allowed. -	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100270		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor. Qualifying DTI below max allowed. -	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100270		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Trade line count does not meet program requirements	Per Guidelines a XXX month primary mortgage history is required. The CRSE in the file approves an exception to the guidelines, the borrower purchased their XXX XXX months prior and previously XXX for XXX months, Comp Factors Include XXX FICO; XXX months reserves; and XXX.			Per Guidelines a XXX month primary mortgage history is required. The CRSE in the file approves an exception to the guidelines, the borrower purchased their XXX XXX months prior and previously lived rent free for XXX months, Comp Factors Include XXX FICO; XXX months reserves; and XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor. Qualifying DTI below max allowed. -	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100265		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100278		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100278		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100278		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100243	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100243	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100243	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The XXX Summary Report is Missing	Document Uploaded. Uploaded SSRs.	XXX	The UCDP documentation was provided - CU Score is XXX. R&W Relief was unavailable. Condition cleared. ;	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100268	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100259		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100259		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100259	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Per guidelines, payment shock is calculated as XXX - XXX making the final payment shock - XXX. Borrower's previous XXX had a payment of XXX per month.
														XXX exceeds maximum guideline of XXX.	Document Uploaded.	XXX	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Received LOX showing the HOA is included in the borrower's primary residence calculation making the final Payment Shock calculation of XXX - meeting guideline requirements. Cleared.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100279	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

																			Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100156	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100253		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100253		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100253		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100282	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100282	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100282	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100250		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100250		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100250		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100005	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100005	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100005	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of XXX is greater than the Guideline Maximum Loan Amount of XXX	CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX and XXX, Borrower with same employer for XXX years. Verified reserves are XXX and Qualifying LTV is XXX; CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX and XXX, Borrower with same employer for XXX years. Verified reserves are XXX and Qualifying LTV is XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024100266	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100266	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100266	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100257	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100257	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100257	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	HPML loan with established XXX and appraisal requirements met, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML loan with established XXX and appraisal requirements met, downgraded to A.	XXX	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX Comp Factor

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100275		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	C	A	A	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100275		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	C	A	A	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100275		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The XXX Summary Report is Missing	Document Uploaded.	XXX	UCDP documentation provided. CU Score is XXX; R&W Relief is Not Eligible. Cleared. ; ; Please provided third party valuation XXX, or CU score or proof loan is R&W eligible.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	C	A	B	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100275		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). The Credit report is dated XXX, which is XXX days prior to the note date of XXX. Guidelines require the credit report to be no more than XXX days.	Document Uploaded.	XXX	Borrower XXX Credit Report is not Expired.; An updated credit report dated XXX with credit scores was provided. Updating liabilities accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	C	A	C	A	C	A	B	A	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100277		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100281		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100273		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100274		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded. Uploaded Credit Score Disclosure.	XXX	Document Uploaded. Uploaded Credit Score Disclosure.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Comp Factor Qualifying DTI below max allowed. - Comp Factor Borrower has stable job time - Comp Factor	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100615		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings					XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100616		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements The Borrower has XXX bank accounts with XXX XXX. The XXX provided a XXX access letter in file. However, XXX of the accts is listed as XXX. This account is actual XXX. Lender to provide a fully executed, corrected XXX access letter reflecting the correct accounts numbers.	Account number is a typo on the access letter	XXX	Asset Record XXX Meets G/L Requirements Or Not Applicable; Confirmed access letter discrepancy is a typo; exception resolved.	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100616		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Cleared	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100616		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	XXX completed XXX of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.			Cleared	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100617	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Cleared	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100617	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024100617	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX is less than Guideline DTI of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A